NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

2

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

3

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to September 16, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

4

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

5

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	7,258	$214,658	$210,255	$130	$210,385	$-	$210,385
ALVSVA	16,560	304,404	287,982	-	287,982	43	287,939
AASCO	117,828	2,789,720	5,276,349	-	5,276,349	681	5,275,668
ACVI	30,731	314,036	433,311	198	433,509	-	433,509
ACVIG	23,816	211,036	244,834	-	244,834	363	244,471
ACVIP2	16,436	180,292	182,278	106	182,384	-	182,384
ACVMV1	23,972	482,752	492,388	-	492,388	132	492,256
ACVU1	5,359	133,787	147,276	16	147,292	-	147,292
MLVGA2	20,951	351,835	406,654	-	406,654	8	406,646
DCAP	9,724	385,131	458,762	387	459,149	-	459,149
DSC	1,770	69,551	87,914	342	88,256	-	88,256
DSIF	46,605	2,293,706	2,995,274	-	2,995,274	247	2,995,027
DVSCS	147,108	2,720,505	2,803,880	-	2,803,880	625	2,803,255
FQB	11,001	118,875	130,026	169	130,195	-	130,195
FVU2	4,264	44,654	47,287	-	47,287	57	47,230
FAMP	120,238	1,852,186	2,048,859	394	2,049,253	-	2,049,253
FCP	-	8	8	-	8	8	-
FEIP	254,731	5,528,790	6,088,079	-	6,088,079	313	6,087,766
FEIS	21,811	465,671	517,795	7	517,802	-	517,802
FF30S	3,742	48,979	62,834	59	62,893	-	62,893
FGP	156,186	10,187,846	16,087,177	-	16,087,177	28	16,087,149
FGS	8,690	573,663	889,994	7	890,001	-	890,001
FHIP	326,519	1,711,918	1,733,816	37	1,733,853	-	1,733,853
FIGBP	200,428	2,602,079	2,824,024	168	2,824,192	-	2,824,192
FIGBS	4,082	52,367	56,828	87	56,915	-	56,915
FMCS	72,103	2,354,856	2,760,112	-	2,760,112	348	2,759,764
FNRS2	13,825	197,843	143,364	-	143,364	36	143,328
FOP	119,791	2,367,532	3,176,846	-	3,176,846	109	3,176,737
FOS	14,038	286,966	370,605	-	370,605	55	370,550
FVSS	15,634	202,166	211,214	-	211,214	452	210,762
FTVDM2	68,266	643,076	794,616	-	794,616	66	794,550
FTVFA2	115	704	623	-	623	81	542
FTVGI2	37,275	525,349	515,142	35	515,177	-	515,177
FTVRDI	40,978	1,057,533	1,236,295	390	1,236,685	-	1,236,685
FTVSVI	62,034	1,010,674	942,910	-	942,910	417	942,493
TIF	5,239	72,843	71,097	365	71,462	-	71,462
ACEG	1,944	125,563	173,181	-	173,181	55	173,126
AVBVI	987	5,637	5,546	-	5,546	109	5,437
OVAG	1,181	85,293	126,321	-	126,321	24	126,297
OVGI	11,825	332,926	353,681	-	353,681	72	353,609
OVGS	39,742	1,543,464	2,071,357	409	2,071,766	-	2,071,766
OVSB	9,594	46,752	46,435	-	46,435	56	46,379
OVSC	9,649	222,570	264,572	-	264,572	672	263,900
WRASP	22,075	196,625	230,516	85	230,601	-	230,601
JABS	8,615	296,117	397,136	175	397,311	-	397,311
JACAS	18,317	759,507	970,059	-	970,059	295	969,764
JAGTS	56,825	923,267	1,164,919	404	1,165,323	-	1,165,323
JAIGS	27,212	770,110	995,429	-	995,429	397	995,032
MV2IGI	5,218	97,453	130,769	-	130,769	283	130,486
MVFIC	133,925	2,530,776	2,732,079	29	2,732,108	-	2,732,108
MSEM	3,798	30,294	29,400	-	29,400	250	29,150
MSVFI	79,282	900,330	929,186	4	929,190	-	929,190
MSVRE	3,158	63,822	54,103	-	54,103	267	53,836
EIF4	78,550	1,284,745	1,523,865	-	1,523,865	88	1,523,777

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	2,849	31,254	32,169	68	32,237	-	32,237
GBF4	62,817	712,218	708,577	-	708,577	119	708,458
GEM	20,789	258,652	311,007	251	311,258	-	311,258
GIG	45,150	487,398	524,188	-	524,188	35	524,153
GVAAA2	7,123	179,965	190,106	76	190,182	-	190,182
GVABD2	1,124	13,228	14,196	-	14,196	72	14,124
GVAGG2	3,791	118,356	152,594	121	152,715	-	152,715
GVAGI2	986	52,121	55,668	-	55,668	110	55,558
GVAGR2	4,616	398,317	557,668	118	557,786	-	557,786
GVDMA	152,960	1,896,949	2,011,425	283	2,011,708	-	2,011,708
GVDMC	6,720	73,860	75,606	-	75,606	243	75,363
GVEX4	947,189	14,383,739	21,226,495	346	21,226,841	-	21,226,841
GVIDA	34,052	423,247	444,379	-	444,379	134	444,245
GVIDC	15,305	153,794	161,312	35	161,347	-	161,347
GVIDM	198,295	2,401,156	2,393,418	149	2,393,567	-	2,393,567
HIBF	26,625	175,457	174,393	33	174,426	-	174,426
MCIF	26,416	600,848	605,730	206	605,936	-	605,936
MSBF	48,332	441,037	444,650	32	444,682	-	444,682
NVAMV1	30,031	444,720	448,969	-	448,969	189	448,780
NVAMVX	27,093	352,400	404,234	-	404,234	53	404,181
NVCBD1	7,416	82,148	84,917	-	84,917	61	84,856
NVCCA1	21,557	224,986	228,936	-	228,936	45	228,891
NVCCN1	7,518	79,229	82,026	39	82,065	-	82,065
NVCMD1	13,210	140,140	143,590	80	143,670	-	143,670
NVCRA1	1,156	11,264	12,566	-	12,566	72	12,494
NVCRB1	14,561	160,442	163,957	-	163,957	82	163,875
NVDBL2	46	704	748	-	748	97	651
NVIE6	2,476	22,809	28,469	30	28,499	-	28,499
NVLCP1	3,787	42,627	46,350	48	46,398	-	46,398
NVMIG1	108,465	1,121,887	1,311,343	32	1,311,375	-	1,311,375
NVMIVX	104,945	975,268	1,129,212	98	1,129,310	-	1,129,310
NVMLG1	132,169	1,364,460	1,181,593	-	1,181,593	383	1,181,210
NVMMG1	365,798	3,941,067	5,066,303	16	5,066,319	-	5,066,319
NVMMV2	59,440	558,644	463,036	102	463,138	-	463,138
NVNMO1	16,462	171,482	201,490	-	201,490	66	201,424
NVNSR2	14,166	184,195	199,321	14	199,335	-	199,335
NVOLG1	892,602	15,629,467	16,816,622	2	16,816,624	-	16,816,624
NVRE1	252,414	1,648,598	1,832,527	-	1,832,527	80	1,832,447
NVSTB2	6,593	67,522	68,504	39	68,543	-	68,543
NVTIV3	530	5,274	5,703	113	5,816	-	5,816
SAM4	1,736,641	1,736,641	1,736,641	-	1,736,641	30	1,736,611
SCF4	136,760	2,408,070	2,731,089	-	2,731,089	386	2,730,703
SCGF	14,399	234,055	282,941	320	283,261	-	283,261
SCVF4	147,174	1,576,139	1,290,718	267	1,290,985	-	1,290,985
TRF4	50,809	811,222	1,194,510	920	1,195,430	-	1,195,430
AMCG	312	9,310	12,437	725	13,162	-	13,162
AMMCGS	3,154	75,552	113,733	95	113,828	-	113,828
AMSRS	37,433	976,621	1,148,818	-	1,148,818	399	1,148,419
AMTB	31,894	335,851	340,631	-	340,631	182	340,449
PMVFBA	134	1,301	1,407	21	1,428	-	1,428
PMVLDA	62,320	640,721	646,887	-	646,887	31	646,856
PVEIB	4,165	96,697	106,239	-	106,239	137	106,102
PVGOB	15,165	155,764	220,652	143	220,795	-	220,795
PVTIGB	2,604	34,077	42,912	257	43,169	-	43,169

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TRHS2	9,915	473,101	574,690	82	574,772	—	574,772
VWBF	62,655	514,703	553,244	—	553,244	277	552,967
VWEM	108,136	1,405,497	1,826,409	230	1,826,639	—	1,826,639
VWHA	19,789	383,857	444,851	—	444,851	18	444,833
VVEI	22,389	454,662	516,508	—	516,508	122	516,386
VVHGB	9,532	114,211	122,106	—	122,106	2	122,104
VVHYB	34,930	274,159	283,633	—	283,633	68	283,565
VVMCI	40,547	790,168	1,044,884	—	1,044,884	207	1,044,677
SVDF	4,560	148,253	222,223	—	222,223	396	221,827
SVOF	3,408	84,130	100,978	294	101,272	—	101,272
WFVSCG	7,390	69,598	108,782	31	108,813	—	108,813

Total (unaudited)			$142,607,182	$9,719	$142,616,901	$10,733	$142,606,168

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVI	ACVIG	ACVIP2	ACVMV1
Reinvested dividends	$1,655,414	2,966	2,599	45,986	1,470	4,268	2,397	7,877
Mortality and expense risk charges (note 3)	(917,583)	(1,326)	(1,693)	(29,090)	(2,219)	(1,621)	(1,298)	(3,301)

Net investment income (loss)	737,831	1,640	906	16,896	(749)	2,647	1,099	4,576

Realized gain (loss) on investments	2,014,233	(1,684)	(14,081)	124,508	2,857	(11,280)	(2,308)	(6,826)
Change in unrealized gain (loss) on investments	13,533,078	(6,980)	7,408	1,780,953	86,537	30,100	16,024	(3,608)

Net gain (loss) on investments	15,547,311	(8,664)	(6,673)	1,905,461	89,394	18,820	13,716	(10,434)

Reinvested capital gains	7,359,033	10,027	11,897	308,524	4,433	10,851	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,644,175	3,003	6,130	2,230,881	93,078	32,318	14,815	(5,858)

Investment Activity:	ACVU1	MLVGA2	DCAP	DSC	DSIF	DVSCS	FQB	FVU2
Reinvested dividends	$-	4,202	3,011	504	47,303	26,060	4,038	1,059
Mortality and expense risk charges (note 3)	(479)	(3,129)	(2,791)	(526)	(21,872)	(17,665)	(995)	(315)

Net investment income (loss)	(479)	1,073	220	(22)	25,431	8,395	3,043	744

Realized gain (loss) on investments	(16,134)	16,303	(1,175)	512	244,794	(100,037)	1,543	(23)
Change in unrealized gain (loss) on investments	2,509	35,697	58,181	14,615	49,326	164,273	5,356	(480)

Net gain (loss) on investments	(13,625)	52,000	57,006	15,127	294,120	64,236	6,899	(503)

Reinvested capital gains	10,784	20,033	28,858	-	192,390	148,387	432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,320)	73,106	86,084	15,105	511,941	221,018	10,374	241

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FAMP	FCP	FEIP	FEIS	FF30S	FGP	FGS	FHIP
Reinvested dividends	$27,845	-	97,678	7,627	639	10,253	482	83,020
Mortality and expense risk charges (note 3)	(12,469)	-	(36,871)	(3,253)	(326)	(96,137)	(5,931)	(11,194)

Net investment income (loss)	15,376	-	60,807	4,374	313	(85,884)	(5,449)	71,826

Realized gain (loss) on investments	12,870	73	(3,953)	(7,888)	171	1,193,415	105,605	(66,072)
Change in unrealized gain (loss) on investments	201,927	(29)	18,995	11,082	6,938	2,657,261	115,612	45,016

Net gain (loss) on investments	214,797	44	15,042	3,194	7,109	3,850,676	221,217	(21,056)

Reinvested capital gains	24,254	1	245,789	19,767	1,557	1,300,190	74,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$254,427	45	321,638	27,335	8,979	5,064,982	290,330	50,770

Investment Activity:	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS	FVSS	FTVDM2
Reinvested dividends	$63,231	1,184	12,959	3,292	12,582	1,127	2,161	5,430
Mortality and expense risk charges (note 3)	(20,731)	(429)	(16,813)	(908)	(20,878)	(2,305)	(1,326)	(3,353)

Net investment income (loss)	42,500	755	(3,854)	2,384	(8,296)	(1,178)	835	2,077

Realized gain (loss) on investments	71,210	1,466	(42,111)	(14,697)	57,438	4,109	781	(6,215)
Change in unrealized gain (loss) on investments	126,110	2,488	436,466	(34,585)	347,547	42,437	3,440	138,005

Net gain (loss) on investments	197,320	3,954	394,355	(49,282)	404,985	46,546	4,221	131,790

Reinvested capital gains	1,104	23	-	-	13,522	1,342	9,999	3,407

Net increase (decrease) in contract owners’ equity resulting from operations	$240,924	4,732	390,501	(46,898)	410,211	46,710	15,055	137,274

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVFA2	FTVGI2	FTVRDI	FTVSVI	TIF	ACEG	AVBVI	OVAG
Reinvested dividends	$8	54,202	15,921	13,668	2,269	111	18	-
Mortality and expense risk charges (note 3)	(3)	(4,478)	(7,913)	(5,966)	(410)	(1,323)	(27)	(1,106)

Net investment income (loss)	5	49,724	8,008	7,702	1,859	(1,212)	(9)	(1,106)

Realized gain (loss) on investments	(10)	(97,396)	5,006	(86,487)	(1,504)	(7,924)	(295)	48,364
Change in unrealized gain (loss) on investments	(75)	7,356	94,544	65,653	(2,184)	37,337	364	41,028

Net gain (loss) on investments	(85)	(90,040)	99,550	(20,834)	(3,688)	29,413	69	89,392

Reinvested capital gains	143	-	55,015	48,976	-	11,602	204	-

Net increase (decrease) in contract owners’ equity resulting from operations	$63	(40,316)	162,573	35,844	(1,829)	39,803	264	88,286

Investment Activity:	OVGI	OVGS	OVSB	OVSC	WRASP	JABS	JACAS	JAGTS
Reinvested dividends	$4,708	13,076	2,716	1,377	4,258	5,810	1,361	24
Mortality and expense risk charges (note 3)	(2,303)	(13,717)	(325)	(1,620)	(1,532)	(2,878)	(6,309)	(7,003)

Net investment income (loss)	2,405	(641)	2,391	(243)	2,726	2,932	(4,948)	(6,979)

Realized gain (loss) on investments	(5,455)	33,970	(545)	(9,931)	(266)	31,207	111,862	139,572
Change in unrealized gain (loss) on investments	11,142	349,286	(809)	44,975	20,553	8,390	136,700	189,001

Net gain (loss) on investments	5,687	383,256	(1,354)	35,044	20,287	39,597	248,562	328,573

Reinvested capital gains	31,008	68,132	-	3,119	3,514	6,163	62,393	69,355

Net increase (decrease) in contract owners’ equity resulting from operations	$39,100	450,747	1,037	37,920	26,527	48,692	306,007	390,949

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JAIGS	MV2IGI	MVFIC	MSEM	MSVFI	MSVRE	EIF4	GBF
Reinvested dividends	$11,303	521	40,182	1,236	36,951	1,756	23,569	648
Mortality and expense risk charges (note 3)	(6,946)	(814)	(19,575)	(201)	(7,458)	(412)	(10,113)	(222)

Net investment income (loss)	4,357	(293)	20,607	1,035	29,493	1,344	13,456	426

Realized gain (loss) on investments	(35,517)	8,153	(153,966)	(73)	21,536	(8,595)	79,386	72
Change in unrealized gain (loss) on investments	160,111	4,853	58,981	373	24,566	(12,676)	(120,018)	1,011

Net gain (loss) on investments	124,594	13,006	(94,985)	300	46,102	(21,271)	(40,632)	1,083

Reinvested capital gains	-	11,032	112,616	-	13,507	1,743	62,004	-

Net increase (decrease) in contract owners’ equity resulting from operations	$128,951	23,745	38,238	1,335	89,102	(18,184)	34,828	1,509

Investment Activity:	GBF4	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$14,465	5,636	3,032	2,654	312	845	794	2,915
Mortality and expense risk charges (note 3)	(6,471)	(2,218)	(1,378)	(1,330)	(128)	(989)	(367)	(3,361)

Net investment income (loss)	7,994	3,418	1,654	1,324	184	(144)	427	(446)

Realized gain (loss) on investments	19,139	15,275	(16,514)	(156)	915	2,672	810	45,329
Change in unrealized gain (loss) on investments	23,790	10,082	30,129	4,256	395	24,399	(135)	100,798

Net gain (loss) on investments	42,929	25,357	13,615	4,100	1,310	27,071	675	146,127

Reinvested capital gains	-	-	-	13,724	10	8,612	4,904	38,176

Net increase (decrease) in contract owners’ equity resulting from operations	$50,923	28,775	15,269	19,148	1,504	35,539	6,006	183,857

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF
Reinvested dividends	$3,969	92	349,031	854	148	3,012	8,844	6,333
Mortality and expense risk charges (note 3)	(13,105)	(489)	(131,712)	(2,769)	(1,103)	(15,256)	(1,214)	(5,061)

Net investment income (loss)	(9,136)	(397)	217,319	(1,915)	(955)	(12,244)	7,630	1,272

Realized gain (loss) on investments	16,901	(518)	1,873,201	3,967	(1,215)	(6,516)	(316)	(50,002)
Change in unrealized gain (loss) on investments	85,686	4,215	610,532	20,701	9,358	95,104	1,309	75,207

Net gain (loss) on investments	102,587	3,697	2,483,733	24,668	8,143	88,588	993	25,205

Reinvested capital gains	112,976	1,963	395,132	25,180	1,405	124,329	-	36,952

Net increase (decrease) in contract owners’ equity resulting from operations	$206,427	5,263	3,096,184	47,933	8,593	200,673	8,623	63,429

Investment Activity:	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1
Reinvested dividends	$14,222	8,814	4,080	2,206	2,362	194	1,088	124
Mortality and expense risk charges (note 3)	(2,761)	(4,529)	(640)	(626)	(1,896)	(584)	(950)	(79)

Net investment income (loss)	11,461	4,285	3,440	1,580	466	(390)	138	45

Realized gain (loss) on investments	(2,770)	(113,972)	1,632	201	(10,438)	(22)	(1,612)	(12)
Change in unrealized gain (loss) on investments	4,140	53,092	51,834	3,097	24,337	5,513	10,836	1,345

Net gain (loss) on investments	1,370	(60,880)	53,466	3,298	13,899	5,491	9,224	1,333

Reinvested capital gains	-	17,332	-	191	9,242	190	3,649	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,831	(39,263)	56,906	5,069	23,607	5,291	13,011	1,378

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCRB1	NVDBL2	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1
Reinvested dividends	$1,048	1	240	1,279	11,006	-	-	-
Mortality and expense risk charges (note 3)	(1,126)	(4)	(184)	(340)	(8,325)	(1,361)	(7,627)	(28,496)

Net investment income (loss)	(78)	(3)	56	939	2,681	(1,361)	(7,627)	(28,496)

Realized gain (loss) on investments	(281)	(11)	179	289	(16,474)	1,539	(26,634)	(88,470)
Change in unrealized gain (loss) on investments	11,548	45	1,514	2,481	137,561	153,944	(183,323)	1,567,698

Net gain (loss) on investments	11,267	34	1,693	2,770	121,087	155,483	(209,957)	1,479,228

Reinvested capital gains	2,131	20	-	-	343,681	-	495,289	569,934

Net increase (decrease) in contract owners’ equity resulting from operations	$13,320	51	1,749	3,709	467,449	154,122	277,705	2,020,666

Investment Activity:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4
Reinvested dividends	$8,533	750	1,650	202,742	26,550	1,109	1,097	6,601
Mortality and expense risk charges (note 3)	(3,019)	(1,262)	(1,664)	(109,248)	(13,576)	(509)	(602)	(18,696)

Net investment income (loss)	5,514	(512)	(14)	93,494	12,974	600	495	(12,095)

Realized gain (loss) on investments	(24,340)	1,867	6,148	(512,062)	(45,691)	34	(2,021)	-
Change in unrealized gain (loss) on investments	11,892	6,669	2,584	1,492,660	(127,668)	753	5,256	-

Net gain (loss) on investments	(12,448)	8,536	8,732	980,598	(173,359)	787	3,235	-

Reinvested capital gains	—	14,292	14,201	1,572,355	8,590	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,934)	22,316	22,919	2,646,447	(151,795)	1,387	3,730	(12,095)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCF4	SCGF	SCVF4	TRF4	AMCG	AMMCGS	AMSRS	AMTB
Reinvested dividends	$359	-	829	12,526	-	-	6,103	7,611
Mortality and expense risk charges (note 3)	(13,589)	(1,615)	(8,033)	(7,696)	(65)	(674)	(6,596)	(2,361)

Net investment income (loss)	(13,230)	(1,615)	(7,204)	4,830	(65)	(674)	(493)	5,250

Realized gain (loss) on investments	(178,995)	(7,900)	(185,465)	117,559	314	2,131	2,604	(2,099)
Change in unrealized gain (loss) on investments	613,224	62,202	234,292	(102,587)	2,722	25,968	136,303	4,441

Net gain (loss) on investments	434,229	54,302	48,827	14,972	3,036	28,099	138,907	2,342

Reinvested capital gains	75,793	29,127	5,935	82,385	511	5,195	41,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	$496,792	81,814	47,558	102,187	3,482	32,620	180,339	7,592

Investment Activity:	PMVFBA	PMVLDA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM
Reinvested dividends	$342	11,284	1,527	103	804	-	34,678	32,766
Mortality and expense risk charges (note 3)	(33)	(6,921)	(675)	(1,719)	(341)	(5,236)	(3,591)	(11,409)

Net investment income (loss)	309	4,363	852	(1,616)	463	(5,236)	31,087	21,357

Realized gain (loss) on investments	(396)	17,335	77	38,302	2,585	148,595	23,437	90,190
Change in unrealized gain (loss) on investments	205	(1,708)	(1,521)	29,843	2,165	(17,905)	1,910	116,756

Net gain (loss) on investments	(191)	15,627	(1,444)	68,145	4,750	130,690	25,347	206,946

Reinvested capital gains	-	-	6,150	14,618	-	38,614	-	49,213

Net increase (decrease) in contract owners’ equity resulting from operations	$118	19,990	5,558	81,147	5,213	164,068	56,434	277,516

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VVEI	VVHGB	VVHYB	VVMCI	SVDF	SVOF	WFVSCG
Reinvested dividends	$3,738	12,246	2,477	13,996	13,416	-	389	-
Mortality and expense risk charges (note 3)	(3,846)	(4,230)	(1,041)	(2,387)	(8,441)	(1,274)	(571)	(822)

Net investment income (loss)	(108)	8,016	1,436	11,609	4,975	(1,274)	(182)	(822)
Realized gain (loss) on investments	(244,194)	6,186	589	(494)	29,070	21,541	3,092	11,753

Change in unrealized gain (loss) on investments	215,805	(16,374)	4,475	417	67,458	61,167	8,979	34,271

Net gain (loss) on investments	(28,389)	(10,188)	5,064	(77)	96,528	82,708	12,071	46,024

Reinvested capital gains	-	15,284	-	-	50,231	18,004	6,733	6,399

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,497)	13,112	6,500	11,532	151,734	99,438	18,622	51,601

Investment Activity:	IVKMG1	GVDIVI	GVDIV4	NVMLV1
Reinvested dividends	$-	26,812	54,379	1,454
Mortality and expense risk charges (note 3)	(363)	(1,683)	(2,930)	(488)

Net investment income (loss)	(363)	25,129	51,449	966

Realized gain (loss) on investments	(62,327)	(153,098)	(273,028)	(77,517)
Change in unrealized gain (loss) on investments	(5,517)	80,619	138,486	24,265

Net gain (loss) on investments	(67,844)	(72,479)	(134,542)	(53,252)

Reinvested capital gains	56,992	-	-	38,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,215)	(47,350)	(83,093)	(13,481)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$737,831	1,275,750	1,640	1,004	906	(273)	16,896	(24,508)
Realized gain (loss) on investments	2,014,233	3,932,910	(1,684)	2,609	(14,081)	(2,316)	124,508	(44,873)
Change in unrealized gain (loss) on investments	13,533,078	12,490,317	(6,980)	22,457	7,408	19,708	1,780,953	730,417
Reinvested capital gains	7,359,033	11,376,297	10,027	21,412	11,897	31,571	308,524	188,024

Net increase (decrease) in contract owners’ equity resulting from operations	23,644,175	29,075,274	3,003	47,482	6,130	48,690	2,230,881	849,060

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,742,705	14,824,029	-	7,309	-	7,201	142,069	(83)
Transfers between funds	675	2,885	-	1	(4)	(8)	(31)	(18)
Surrenders (notes 2, 3, 4, 5 and 6)	(38,250,731)	(33,985,728)	(14,563)	(95,693)	(35,935)	(22,004)	(801,221)	(477,474)
Adjustments to maintain reserves	6,173,643	5,838,157	5,903	5,693	16,226	17,261	151,242	143,480

Net equity transactions	(13,333,708)	(13,320,657)	(8,660)	(82,690)	(19,713)	2,450	(507,941)	(334,095)

Net change in contract owners’ equity	10,310,467	15,754,617	(5,657)	(35,208)	(13,583)	51,140	1,722,940	514,965
Contract owners’ equity at beginning of period	132,295,701	116,541,084	216,042	251,250	301,522	250,382	3,552,728	3,037,763

Contract owners’ equity at end of period	$142,606,168	132,295,701	210,385	216,042	287,939	301,522	5,275,668	3,552,728

CHANGE IN UNITS:
Beginning units	297,384	331,309	474	622	451	449	6,733	7,298
Units purchased	114,870	82,695	26	29	35	39	635	423
Units surrendered	(140,647)	(116,621)	(48)	(177)	(64)	(37)	(1,338)	(988)

Ending units	271,607	297,384	452	474	422	451	6,030	6,733

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVI		ACVIG		ACVIP2		ACVMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(749)	375	2,647	2,971	1,099	2,780	4,576	6,759
Realized gain (loss) on investments	2,857	171	(11,280)	1,679	(2,308)	(2,034)	(6,826)	5,087
Change in unrealized gain (loss) on investments	86,537	47,222	30,100	21,775	16,024	12,832	(3,608)	59,644
Reinvested capital gains	4,433	12,112	10,851	17,859	-	-	-	55,194

Net increase (decrease) in contract owners’ equity resulting from operations	93,078	59,880	32,318	44,284	14,815	13,578	(5,858)	126,684

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	50,000	7,198	-	-	55	651
Transfers between funds	-	(4)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(13,523)	(10,185)	(81,896)	(26,455)	(18,960)	(10,067)	(33,480)	(69,833)
Adjustments to maintain reserves	63,878	33,666	13,235	15,768	5,814	7,584	3,902	4,774

Net equity transactions	50,355	23,477	(18,661)	(3,489)	(13,146)	(2,483)	(29,523)	(64,408)

Net change in contract owners’ equity	143,433	83,357	13,657	40,795	1,669	11,095	(35,381)	62,276
Contract owners’ equity at beginning of period	290,076	206,719	230,814	190,019	180,715	169,620	527,637	465,361

Contract owners’ equity at end of period	$433,509	290,076	244,471	230,814	182,384	180,715	492,256	527,637

CHANGE IN UNITS:
Beginning units	595	541	548	549	1,035	1,056	1,417	1,602
Units purchased	142	78	234	59	37	53	90	22
Units surrendered	(26)	(24)	(251)	(60)	(97)	(74)	(191)	(207)

Ending units	711	595	531	548	975	1,035	1,316	1,417

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU1		MLVGA2		DCAP		DSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(479)	(624)	1,073	1,084	220	1,371	(22)	(724)
Realized gain (loss) on investments	(16,134)	267	16,303	6,320	(1,175)	(2,815)	512	(37,030)
Change in unrealized gain (loss) on investments	2,509	17,577	35,697	56,463	58,181	59,870	14,615	37,037
Reinvested capital gains	10,784	9,881	20,033	15,753	28,858	34,732	-	19,807

Net increase (decrease) in contract owners’ equity resulting from operations	(3,320)	27,101	73,106	79,620	86,084	93,158	15,105	19,090

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	129,085	-	2,714	-	33,548	(1)	-	53,056
Transfers between funds	-	-	-	-	(4)	(5)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(86,881)	(6,343)	(113,635)	(196,494)	(24,954)	(34,145)	(14,704)	(93,950)
Adjustments to maintain reserves	1,925	3,827	9,225	9,448	17,973	17,401	2,859	5,322

Net equity transactions	44,129	(2,516)	(101,696)	(187,046)	26,563	(16,750)	(11,845)	(35,572)

Net change in contract owners’ equity	40,809	24,585	(28,590)	(107,426)	112,647	76,408	3,260	(16,482)
Contract owners’ equity at beginning of period	106,483	81,898	435,236	542,662	346,502	270,094	84,996	101,478

Contract owners’ equity at end of period	$147,292	106,483	406,646	435,236	459,149	346,502	88,256	84,996

CHANGE IN UNITS:
Beginning units	141	145	2,224	3,243	978	1,017	206	341
Units purchased	127	9	82	229	155	66	13	219
Units surrendered	(137)	(13)	(573)	(1,248)	(72)	(105)	(32)	(354)

Ending units	131	141	1,733	2,224	1,061	978	187	206

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DVSCS		FQB		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,431	28,997	8,395	5,814	3,043	3,851	744	500
Realized gain (loss) on investments	244,794	148,039	(100,037)	22,138	1,543	(1,647)	(23)	(20)
Change in unrealized gain (loss) on investments	49,326	459,366	164,273	253,824	5,356	11,453	(480)	6,479
Reinvested capital gains	192,390	150,716	148,387	258,516	432	6	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	511,941	787,118	221,018	540,292	10,374	13,663	241	6,959

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	101,036	8,674	95	246,766	21	102	-	-
Transfers between funds	-	10	(1)	(9)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(922,940)	(672,418)	(376,625)	(754,270)	(39,555)	(47,470)	(691)	(1,078)
Adjustments to maintain reserves	237,439	154,219	104,922	103,931	11,657	12,763	3,026	4,168

Net equity transactions	(584,465)	(509,515)	(271,609)	(403,582)	(27,877)	(34,605)	2,335	3,090

Net change in contract owners’ equity	(72,524)	277,603	(50,591)	136,710	(17,503)	(20,942)	2,576	10,049
Contract owners’ equity at beginning of period	3,067,551	2,789,948	2,853,846	2,717,136	147,698	168,640	44,654	34,605

Contract owners’ equity at end of period	$2,995,027	3,067,551	2,803,255	2,853,846	130,195	147,698	47,230	44,654

CHANGE IN UNITS:
Beginning units	6,410	7,513	5,370	6,147	582	775	412	381
Units purchased	755	592	330	803	60	70	43	48
Units surrendered	(2,035)	(1,695)	(916)	(1,580)	(146)	(263)	(20)	(17)

Ending units	5,130	6,410	4,784	5,370	496	582	435	412

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMP		FCP		FEIP		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,376	19,743	-	-	60,807	73,626	4,374	5,352
Realized gain (loss) on investments	12,870	256	73	-	(3,953)	69,575	(7,888)	(2,185)
Change in unrealized gain (loss) on investments	201,927	184,659	(29)	-	18,995	808,486	11,082	74,294
Reinvested capital gains	24,254	71,320	1	-	245,789	366,383	19,767	30,056

Net increase (decrease) in contract owners’ equity resulting from operations	254,427	275,978	45	-	321,638	1,318,070	27,335	107,517

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	715	5,917	-	-	169,566	1	-	-
Transfers between funds	1	88	-	-	34	591	(5)	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(161,145)	(112,943)	(377)	-	(669,403)	(884,802)	(34,779)	(66,520)
Adjustments to maintain reserves	99,520	104,031	332	-	313,002	327,452	29,003	33,849

Net equity transactions	(60,909)	(2,907)	(45)	-	(186,801)	(556,758)	(5,781)	(32,673)

Net change in contract owners’ equity	193,518	273,071	-	-	134,837	761,312	21,554	74,844
Contract owners’ equity at beginning of period	1,855,735	1,582,664	-	-	5,952,929	5,191,617	496,248	421,404

Contract owners’ equity at end of period	$2,049,253	1,855,735	-	-	6,087,766	5,952,929	517,802	496,248

CHANGE IN UNITS:
Beginning units	2,613	2,610	-	-	5,877	6,373	1,504	1,614
Units purchased	206	259	1	-	767	446	283	144
Units surrendered	(305)	(256)	(1)	-	(875)	(942)	(303)	(254)

Ending units	2,514	2,613	-	-	5,769	5,877	1,484	1,504

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF30S		FGP		FGS		FHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$313	328	(85,884)	(52,639)	(5,449)	(4,081)	71,826	74,674
Realized gain (loss) on investments	171	119	1,193,415	1,188,374	105,605	42,385	(66,072)	(18,816)
Change in unrealized gain (loss) on investments	6,938	4,218	2,657,261	1,488,457	115,612	115,207	45,016	156,801
Reinvested capital gains	1,557	930	1,300,190	748,289	74,562	42,889	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,979	5,595	5,064,982	3,372,481	290,330	196,400	50,770	212,659

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,577	-	660,688	512,528	3,279	-	500,525	266,158
Transfers between funds	-	-	(21)	752	(16)	(2)	(2)	6
Surrenders (notes 2, 3, 4, 5 and 6)	(323)	(406)	(2,823,745)	(2,567,239)	(180,607)	(94,371)	(628,937)	(326,558)
Adjustments to maintain reserves	1,734	1,111	536,239	540,042	29,580	37,776	67,880	76,833

Net equity transactions	23,988	705	(1,626,839)	(1,513,917)	(147,764)	(56,597)	(60,534)	16,439

Net change in contract owners’ equity	32,967	6,300	3,438,143	1,858,564	142,566	139,803	(9,764)	229,098
Contract owners’ equity at beginning of period	29,926	23,626	12,649,006	10,790,442	747,435	607,632	1,743,617	1,514,519

Contract owners’ equity at end of period	$62,893	29,926	16,087,149	12,649,006	890,001	747,435	1,733,853	1,743,617

CHANGE IN UNITS:
Beginning units	118	115	10,177	11,319	1,608	1,741	4,209	3,938
Units purchased	97	5	1,113	1,203	141	101	1,934	1,051
Units surrendered	(1)	(2)	(2,294)	(2,345)	(407)	(234)	(2,000)	(780)

Ending units	214	118	8,996	10,177	1,342	1,608	4,143	4,209

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBP		FIGBS		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,500	58,142	755	1,132	(3,854)	1,561	2,384	1,716
Realized gain (loss) on investments	71,210	7,061	1,466	86	(42,111)	(17,285)	(14,697)	(984)
Change in unrealized gain (loss) on investments	126,110	183,718	2,488	3,795	436,466	236,096	(34,585)	12,188
Reinvested capital gains	1,104	-	23	-	-	266,778	-	111

Net increase (decrease) in contract owners’ equity resulting from operations	240,924	248,921	4,732	5,013	390,501	487,150	(46,898)	13,031

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	114,038	373,659	-	-	5,000	353	-	-
Transfers between funds	(7)	4	-	-	(16)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(891,235)	(1,149,504)	(16,466)	(7,722)	(305,230)	(140,545)	16,900	3,587
Adjustments to maintain reserves	374,105	248,092	6,278	6,081	56,202	58,881	6,990	7,763

Net equity transactions	(403,099)	(527,749)	(10,188)	(1,641)	(244,044)	(81,311)	23,890	11,350

Net change in contract owners’ equity	(162,175)	(278,828)	(5,456)	3,372	146,457	405,839	(23,008)	24,381
Contract owners’ equity at beginning of period	2,986,367	3,265,195	62,371	58,999	2,613,307	2,207,468	166,336	141,955

Contract owners’ equity at end of period	$2,824,192	2,986,367	56,915	62,371	2,759,764	2,613,307	143,328	166,336

CHANGE IN UNITS:
Beginning units	6,846	7,524	347	357	4,300	4,456	1,104	1,027
Units purchased	1,234	1,642	60	56	155	191	581	150
Units surrendered	(2,068)	(2,320)	(115)	(66)	(593)	(347)	(257)	(73)

Ending units	6,012	6,846	292	347	3,862	4,300	1,428	1,104

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOP		FOS		FVSS		FTVDM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,296)	29,434	(1,178)	2,725	835	1,618	2,077	230
Realized gain (loss) on investments	57,438	11,474	4,109	1,453	781	9,166	(6,215)	6,780
Change in unrealized gain (loss) on investments	347,547	570,824	42,437	56,379	3,440	27,161	138,005	42,192
Reinvested capital gains	13,522	118,131	1,342	11,013	9,999	17,760	3,407	-

Net increase (decrease) in contract owners’ equity resulting from operations	410,211	729,863	46,710	71,570	15,055	55,705	137,274	49,202

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,545	53	-	-	-	-	1,308,926	385,837
Transfers between funds	(26)	6	(11)	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(535,823)	(681,552)	(27,382)	(44,603)	(17,717)	(43,130)	(797,965)	(458,574)
Adjustments to maintain reserves	129,165	142,285	23,409	25,086	4,147	8,137	3,169	3,451

Net equity transactions	(398,139)	(539,208)	(3,984)	(19,517)	(13,570)	(34,993)	514,130	(69,286)

Net change in contract owners’ equity	12,072	190,655	42,726	52,053	1,485	20,712	651,404	(20,084)
Contract owners’ equity at beginning of period	3,164,665	2,974,010	327,824	275,771	209,277	188,565	143,146	163,230

Contract owners’ equity at end of period	$3,176,737	3,164,665	370,550	327,824	210,762	209,277	794,550	143,146

CHANGE IN UNITS:
Beginning units	7,596	8,840	1,076	1,147	485	586	1,120	1,606
Units purchased	503	626	164	105	36	17	11,372	3,489
Units surrendered	(1,539)	(1,870)	(179)	(176)	(60)	(118)	(7,147)	(3,975)

Ending units	6,560	7,596	1,061	1,076	461	485	5,345	1,120

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVFA2		FTVGI2		FTVRDI		FTVSVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5	15	49,724	42,991	8,008	9,676	7,702	5,359
Realized gain (loss) on investments	(10)	(4)	(97,396)	(329)	5,006	12,122	(86,487)	(41,918)
Change in unrealized gain (loss) on investments	(75)	42	7,356	(25,713)	94,544	85,208	65,653	95,661
Reinvested capital gains	143	33	-	-	55,015	186,396	48,976	154,858

Net increase (decrease) in contract owners’ equity resulting from operations	63	86	(40,316)	16,949	162,573	293,402	35,844	213,960

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	652,888	289,033	8,934	59,276	50	-
Transfers between funds	-	-	-	-	(38)	(6)	13	-
Surrenders (notes 2, 3, 4, 5 and 6)	(30)	(30)	(719,350)	(560,469)	(101,850)	(295,440)	(110,191)	(117,573)
Adjustments to maintain reserves	20	22	4,223	4,363	31,728	35,372	30,217	29,892

Net equity transactions	(10)	(8)	(62,239)	(267,073)	(61,226)	(200,798)	(79,911)	(87,681)

Net change in contract owners’ equity	53	78	(102,555)	(250,124)	101,347	92,604	(44,067)	126,279
Contract owners’ equity at beginning of period	489	411	617,732	867,856	1,135,338	1,042,734	986,560	860,281

Contract owners’ equity at end of period	$542	489	515,177	617,732	1,236,685	1,135,338	942,493	986,560

CHANGE IN UNITS:
Beginning units	3	3	6,121	8,707	2,447	2,880	1,917	2,106
Units purchased	-	-	7,156	3,542	101	371	181	100
Units surrendered	-	-	(7,847)	(6,128)	(241)	(804)	(334)	(289)

Ending units	3	3	5,430	6,121	2,307	2,447	1,764	1,917

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TIF		ACEG		AVBVI		OVAG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,859	1,120	(1,212)	(1,565)	(9)	(19)	(1,106)	-
Realized gain (loss) on investments	(1,504)	(1,980)	(7,924)	12,250	(295)	(357)	48,364	-
Change in unrealized gain (loss) on investments	(2,184)	9,463	37,337	25,213	364	808	41,028	-
Reinvested capital gains	-	857	11,602	30,607	204	1,033	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,829)	9,460	39,803	66,505	264	1,465	88,286	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	11,288	53,048	-	-	189,302	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,926)	(25,177)	(124,603)	(76,601)	(523)	(1,790)	(158,257)	-
Adjustments to maintain reserves	2,490	5,562	9,650	10,583	506	316	6,966	-

Net equity transactions	(3,436)	(19,615)	(103,665)	(12,970)	(17)	(1,474)	38,011	-

Net change in contract owners’ equity	(5,265)	(10,155)	(63,862)	53,535	247	(9)	126,297	-
Contract owners’ equity at beginning of period	76,727	86,882	236,988	183,453	5,190	5,199	-	-

Contract owners’ equity at end of period	$71,462	76,727	173,126	236,988	5,437	5,190	126,297	-

CHANGE IN UNITS:
Beginning units	149	190	740	783	10	13	-	-
Units purchased	6	11	81	278	2	1	1,885	-
Units surrendered	(14)	(52)	(337)	(321)	(2)	(4)	(1,105)	-

Ending units	141	149	484	740	10	10	780	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGI		OVGS		OVSB		OVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,405	849	(641)	2,975	2,391	1,545	(243)	(1,303)
Realized gain (loss) on investments	(5,455)	5,461	33,970	4,755	(545)	(332)	(9,931)	(7,372)
Change in unrealized gain (loss) on investments	11,142	28,198	349,286	224,058	(809)	3,299	44,975	43,261
Reinvested capital gains	31,008	46,319	68,132	266,528	-	-	3,119	23,213

Net increase (decrease) in contract owners’ equity resulting from operations	39,100	80,827	450,747	498,316	1,037	4,512	37,920	57,799

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	38,029	-	-	-	-	4,000	10,805
Transfers between funds	-	-	24	(1)	-	-	(8)	(3)
Surrenders (notes 2, 3, 4, 5 and 6)	(37,936)	(53,056)	(431,827)	(279,628)	(5,740)	(7,588)	(42,570)	(59,641)
Adjustments to maintain reserves	11,530	11,545	65,248	73,151	3,189	4,686	7,618	8,421

Net equity transactions	(26,406)	(3,482)	(366,555)	(206,478)	(2,551)	(2,902)	(30,960)	(40,418)

Net change in contract owners’ equity	12,694	77,345	84,192	291,838	(1,514)	1,610	6,960	17,381
Contract owners’ equity at beginning of period	340,915	263,570	1,987,574	1,695,736	47,893	46,283	256,940	239,559

Contract owners’ equity at end of period	$353,609	340,915	2,071,766	1,987,574	46,379	47,893	263,900	256,940

CHANGE IN UNITS:
Beginning units	894	864	4,764	5,323	382	412	463	548
Units purchased	51	158	216	336	40	54	29	32
Units surrendered	(106)	(128)	(1,013)	(895)	(43)	(84)	(95)	(117)

Ending units	839	894	3,967	4,764	379	382	397	463

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		JABS		JACAS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,726	2,613	2,932	4,095	(4,948)	(4,112)	(6,979)	(1,762)
Realized gain (loss) on investments	(266)	(5,207)	31,207	10,138	111,862	30,303	139,572	18,228
Change in unrealized gain (loss) on investments	20,553	35,424	8,390	55,866	136,700	97,218	189,001	111,062
Reinvested capital gains	3,514	8,080	6,163	11,185	62,393	50,566	69,355	41,579

Net increase (decrease) in contract owners’ equity resulting from operations	26,527	40,910	48,692	81,284	306,007	173,975	390,949	169,107

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	53,048	8,708	11,004	419,125	165,427	1,002,216	691,055
Transfers between funds	(1)	-	(13)	-	(1)	(6)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(10,535)	(87,528)	(120,836)	(44,908)	(363,894)	(272,538)	(949,641)	(649,075)
Adjustments to maintain reserves	2,931	3,198	10,800	15,625	25,208	24,662	72,393	25,022

Net equity transactions	(7,605)	(31,282)	(101,341)	(18,279)	80,438	(82,455)	124,968	67,002

Net change in contract owners’ equity	18,922	9,628	(52,649)	63,005	386,445	91,520	515,917	236,109
Contract owners’ equity at beginning of period	211,679	202,051	449,960	386,955	583,319	491,799	649,406	413,297

Contract owners’ equity at end of period	$230,601	211,679	397,311	449,960	969,764	583,319	1,165,323	649,406

CHANGE IN UNITS:
Beginning units	1,106	1,276	876	937	1,027	1,140	947	791
Units purchased	20	333	45	56	759	389	1,410	1,346
Units surrendered	(60)	(503)	(205)	(117)	(531)	(502)	(1,318)	(1,190)

Ending units	1,066	1,106	716	876	1,255	1,027	1,039	947

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIGS		MV2IGI		MVFIC		MSEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,357	11,044	(293)	(257)	20,607	43,432	1,035	1,362
Realized gain (loss) on investments	(35,517)	(19,731)	8,153	12,171	(153,966)	(27,162)	(73)	(600)
Change in unrealized gain (loss) on investments	160,111	241,404	4,853	26,515	58,981	536,381	373	2,923
Reinvested capital gains	-	-	11,032	11,706	112,616	137,590	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,951	232,717	23,745	50,135	38,238	690,241	1,335	3,685

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	568	-	-	4,874	1,123,454	999,836	-	-
Transfers between funds	2	-	-	-	4	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(250,301)	(115,392)	(26,640)	(71,835)	(1,469,592)	(1,050,197)	(155)	(3,804)
Adjustments to maintain reserves	28,494	31,976	3,427	4,001	18,710	19,606	(403)	580

Net equity transactions	(221,237)	(83,416)	(23,213)	(62,960)	(327,424)	(30,755)	(558)	(3,224)

Net change in contract owners’ equity	(92,286)	149,301	532	(12,825)	(289,186)	659,486	777	461
Contract owners’ equity at beginning of period	1,087,318	938,017	129,954	142,779	3,021,294	2,361,808	28,373	27,912

Contract owners’ equity at end of period	$995,032	1,087,318	130,486	129,954	2,732,108	3,021,294	29,150	28,373

CHANGE IN UNITS:
Beginning units	3,851	4,193	634	993	6,766	6,801	101	109
Units purchased	128	151	23	47	3,126	2,635	1	1
Units surrendered	(945)	(493)	(141)	(406)	(3,949)	(2,670)	(2)	(9)

Ending units	3,034	3,851	516	634	5,943	6,766	100	101

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVFI		MSVRE		EIF4		GBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$29,493	39,840	1,344	986	13,456	15,520	426	442
Realized gain (loss) on investments	21,536	76,709	(8,595)	4,576	79,386	87,273	72	(51)
Change in unrealized gain (loss) on investments	24,566	4,255	(12,676)	23,585	(120,018)	179,511	1,011	1,076
Reinvested capital gains	13,507	-	1,743	3,375	62,004	57,411	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,102	120,804	(18,184)	32,522	34,828	339,715	1,509	1,467

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,013,103	1,956,156	-	-	22,576	-	-	-
Transfers between funds	-	-	(10)	4	23	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,783,856)	(1,879,150)	(22,126)	(163,688)	(140,742)	(184,038)	(72)	(2,032)
Adjustments to maintain reserves	328,725	156,538	1,685	795	53,075	58,119	2,143	2,053

Net equity transactions	(442,028)	233,544	(20,451)	(162,889)	(65,068)	(125,919)	2,071	21

Net change in contract owners’ equity	(352,926)	354,348	(38,635)	(130,367)	(30,240)	213,796	3,580	1,488
Contract owners’ equity at beginning of period	1,282,116	927,768	92,471	222,838	1,554,017	1,340,221	28,657	27,169

Contract owners’ equity at end of period	$929,190	1,282,116	53,836	92,471	1,523,777	1,554,017	32,237	28,657

CHANGE IN UNITS:
Beginning units	5,186	3,121	105	299	4,297	4,636	190	190
Units purchased	6,691	11,159	5	3	419	308	31	25
Units surrendered	(8,934)	(9,094)	(36)	(197)	(611)	(647)	(18)	(25)

Ending units	2,943	5,186	74	105	4,105	4,297	203	190

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF4		GEM		GIG		GVAAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,994	14,711	3,418	5,892	1,654	3,066	1,324	1,914
Realized gain (loss) on investments	19,139	41,420	15,275	7,403	(16,514)	3,317	(156)	1,500
Change in unrealized gain (loss) on investments	23,790	(24,324)	10,082	46,824	30,129	15,854	4,256	19,045
Reinvested capital gains	-	-	-	-	-	8,677	13,724	14,469

Net increase (decrease) in contract owners’ equity resulting from operations	50,923	31,807	28,775	60,119	15,269	30,914	19,148	36,928

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	688,859	1,512,918	-	69,348	716,540	1,025,029	-	-
Transfers between funds	-	1	-	17	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(993,649)	(1,764,929)	(112,020)	(57,090)	(419,833)	(914,732)	(26,606)	(68,151)
Adjustments to maintain reserves	76,562	48,460	26,985	36,235	2,497	3,458	15,045	14,052

Net equity transactions	(228,228)	(203,550)	(85,035)	48,510	299,204	113,755	(11,561)	(54,099)

Net change in contract owners’ equity	(177,305)	(171,743)	(56,260)	108,629	314,473	144,669	7,587	(17,171)
Contract owners’ equity at beginning of period	885,763	1,057,506	367,518	258,889	209,680	65,011	182,595	199,766

Contract owners’ equity at end of period	$708,458	885,763	311,258	367,518	524,153	209,680	190,182	182,595

CHANGE IN UNITS:
Beginning units	2,425	3,027	803	707	1,765	647	841	1,103
Units purchased	2,157	5,125	76	239	6,260	9,343	73	77
Units surrendered	(2,918)	(5,727)	(272)	(143)	(3,907)	(8,225)	(126)	(339)

Ending units	1,664	2,425	607	803	4,118	1,765	788	841

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$184	206	(144)	(86)	427	278	(446)	(1,650)
Realized gain (loss) on investments	915	71	2,672	2,809	810	1,640	45,329	27,770
Change in unrealized gain (loss) on investments	395	1,108	24,399	25,784	(135)	4,190	100,798	19,668
Reinvested capital gains	10	61	8,612	13,973	4,904	4,389	38,176	57,650

Net increase (decrease) in contract owners’ equity resulting from operations	1,504	1,446	35,539	42,480	6,006	10,497	183,857	103,438

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	110,599	1,522
Transfers between funds	-	-	-	-	-	-	(26)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,096)	(5,939)	(21,661)	(57,125)	(4,331)	(4,779)	(170,693)	(57,133)
Adjustments to maintain reserves	5,712	5,677	9,163	9,128	2,328	2,674	8,040	7,504

Net equity transactions	(6,384)	(262)	(12,498)	(47,997)	(2,003)	(2,105)	(52,080)	(48,107)

Net change in contract owners’ equity	(4,880)	1,184	23,041	(5,517)	4,003	8,392	131,777	55,331
Contract owners’ equity at beginning of period	19,004	17,820	129,674	135,191	51,555	43,163	426,009	370,678

Contract owners’ equity at end of period	$14,124	19,004	152,715	129,674	55,558	51,555	557,786	426,009

CHANGE IN UNITS:
Beginning units	140	142	484	675	226	236	1,478	1,663
Units purchased	41	48	33	40	12	13	344	76
Units surrendered	(85)	(50)	(75)	(231)	(21)	(23)	(535)	(261)

Ending units	96	140	442	484	217	226	1,287	1,478

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVEX4		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,136)	23,761	(397)	969	217,319	236,041	(1,915)	4,611
Realized gain (loss) on investments	16,901	36,948	(518)	(626)	1,873,201	1,589,999	3,967	7,384
Change in unrealized gain (loss) on investments	85,686	104,157	4,215	4,529	610,532	2,067,177	20,701	28,596
Reinvested capital gains	112,976	173,178	1,963	3,555	395,132	738,447	25,180	32,495

Net increase (decrease) in contract owners’ equity resulting from operations	206,427	338,044	5,263	8,427	3,096,184	4,631,664	47,933	73,086

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	71	-	246	-	1,779,302	947,794	18,123	-
Transfers between funds	(27)	-	(8)	-	(5)	791	(4)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(147,224)	(218,271)	(2,675)	(16,377)	(3,640,775)	(3,033,617)	(39,971)	(37,772)
Adjustments to maintain reserves	76,194	90,949	2,824	5,626	808,727	816,867	31,587	29,032

Net equity transactions	(70,986)	(127,322)	387	(10,751)	(1,052,751)	(1,268,165)	9,735	(8,740)

Net change in contract owners’ equity	135,441	210,722	5,650	(2,324)	2,043,433	3,363,499	57,668	64,346
Contract owners’ equity at beginning of period	1,876,267	1,665,545	69,713	72,037	19,183,408	15,819,909	386,577	322,231

Contract owners’ equity at end of period	$2,011,708	1,876,267	75,363	69,713	21,226,841	19,183,408	444,245	386,577

CHANGE IN UNITS:
Beginning units	5,740	6,177	277	329	16,656	17,529	1,140	1,167
Units purchased	323	355	22	36	2,754	2,051	204	103
Units surrendered	(547)	(792)	(20)	(88)	(3,756)	(2,924)	(174)	(130)

Ending units	5,516	5,740	279	277	15,654	16,656	1,170	1,140

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		HIBF		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(955)	2,113	(12,244)	31,962	7,630	7,624	1,272	4,184
Realized gain (loss) on investments	(1,215)	(1,375)	(6,516)	26,938	(316)	8,064	(50,002)	5,651
Change in unrealized gain (loss) on investments	9,358	8,282	95,104	56,123	1,309	14,664	75,207	61,281
Reinvested capital gains	1,405	2,899	124,329	191,471	-	-	36,952	136,412

Net increase (decrease) in contract owners’ equity resulting from operations	8,593	11,919	200,673	306,494	8,623	30,352	63,429	207,528

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	250	-	85,786	408,980	-	548,019	-	15,455
Transfers between funds	(4)	-	-	-	-	-	2	3
Surrenders (notes 2, 3, 4, 5 and 6)	(14,351)	(10,481)	(268,582)	(254,399)	(16,023)	(581,865)	(293,874)	(343,718)
Adjustments to maintain reserves	13,312	14,227	143,277	153,781	8,527	9,817	15,527	19,414

Net equity transactions	(793)	3,746	(39,519)	308,362	(7,496)	(24,029)	(278,345)	(308,846)

Net change in contract owners’ equity	7,800	15,665	161,154	614,856	1,127	6,323	(214,916)	(101,318)
Contract owners’ equity at beginning of period	153,547	137,882	2,232,413	1,617,557	173,299	166,976	820,852	922,170

Contract owners’ equity at end of period	$161,347	153,547	2,393,567	2,232,413	174,426	173,299	605,936	820,852

CHANGE IN UNITS:
Beginning units	883	861	6,621	6,070	659	720	1,545	1,999
Units purchased	141	134	792	1,511	35	2,311	59	205
Units surrendered	(149)	(112)	(981)	(960)	(60)	(2,372)	(539)	(659)

Ending units	875	883	6,432	6,621	634	659	1,065	1,545

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSBF		NVAMV1		NVAMVX		NVCBD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,461	15,494	4,285	14,402	3,440	-	1,580	1,823
Realized gain (loss) on investments	(2,770)	1,976	(113,972)	(704)	1,632	-	201	23
Change in unrealized gain (loss) on investments	4,140	12,724	53,092	72,929	51,834	-	3,097	4,404
Reinvested capital gains	-	-	17,332	81,936	-	-	191	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,831	30,194	(39,263)	168,563	56,906	-	5,069	6,250

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46,774	28,379	-	5,110	98,203	-	-	2,300
Transfers between funds	(206)	1	4	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(39,322)	(59,696)	(326,561)	(79,264)	242,458	-	(5,952)	(5,324)
Adjustments to maintain reserves	31,024	28,148	15,888	25,132	6,614	-	3,019	2,993

Net equity transactions	38,270	(3,168)	(310,669)	(49,022)	347,275	-	(2,933)	(31)

Net change in contract owners’ equity	51,101	27,026	(349,932)	119,541	404,181	-	2,136	6,219
Contract owners’ equity at beginning of period	393,581	366,555	798,712	679,171	-	-	82,720	76,501

Contract owners’ equity at end of period	$444,682	393,581	448,780	798,712	404,181	-	84,856	82,720

CHANGE IN UNITS:
Beginning units	1,789	1,777	2,323	2,502	-	-	556	556
Units purchased	376	368	164	123	3,525	-	27	41
Units surrendered	(282)	(356)	(1,190)	(302)	(216)	-	(46)	(41)

Ending units	1,883	1,789	1,297	2,323	3,309	-	537	556

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCA1		NVCCN1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$466	5,814	(390)	1,408	138	2,478	45	220
Realized gain (loss) on investments	(10,438)	(498)	(22)	(39)	(1,612)	(8,667)	(12)	13
Change in unrealized gain (loss) on investments	24,337	16,569	5,513	4,214	10,836	19,001	1,345	997
Reinvested capital gains	9,242	24,618	190	1,407	3,649	8,965	-	780

Net increase (decrease) in contract owners’ equity resulting from operations	23,607	46,503	5,291	6,990	13,011	21,777	1,378	2,010

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(82,093)	(11,092)	(400)	(443)	(6,414)	(43,391)	(279)	(270)
Adjustments to maintain reserves	2,187	2,465	109	32	9,816	9,631	595	592

Net equity transactions	(79,906)	(8,627)	(291)	(411)	3,402	(33,760)	316	322

Net change in contract owners’ equity	(56,299)	37,876	5,000	6,579	16,413	(11,983)	1,694	2,332
Contract owners’ equity at beginning of period	285,190	247,314	77,065	70,486	127,257	139,240	10,800	8,468

Contract owners’ equity at end of period	$228,891	285,190	82,065	77,065	143,670	127,257	12,494	10,800

CHANGE IN UNITS:
Beginning units	1,613	1,669	536	539	744	956	59	57
Units purchased	19	68	3	3	60	63	4	4
Units surrendered	(464)	(124)	(5)	(6)	(40)	(275)	(2)	(2)

Ending units	1,168	1,613	534	536	764	744	61	59

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVIE6		NVLCP1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(78)	2,927	(3)	13	56	427	939	1,131
Realized gain (loss) on investments	(281)	(154)	(11)	(1)	179	237	289	5
Change in unrealized gain (loss) on investments	11,548	8,413	45	(1)	1,514	2,453	2,481	2,718
Reinvested capital gains	2,131	9,466	20	46	-	1,158	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,320	20,652	51	57	1,749	4,275	3,709	3,854

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	762	-	-	-	6,892
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,793)	(2,513)	(75)	(47)	(818)	(803)	(5,097)	(4,402)
Adjustments to maintain reserves	401	440	(125)	28	8	72	584	338

Net equity transactions	(3,392)	(2,073)	(200)	743	(810)	(731)	(4,513)	2,828

Net change in contract owners’ equity	9,928	18,579	(149)	800	939	3,544	(804)	6,682
Contract owners’ equity at beginning of period	153,947	135,368	800	-	27,560	24,016	47,202	40,520

Contract owners’ equity at end of period	$163,875	153,947	651	800	28,499	27,560	46,398	47,202

CHANGE IN UNITS:
Beginning units	936	950	4	-	246	253	298	279
Units purchased	9	17	-	4	-	2	15	55
Units surrendered	(30)	(31)	(1)	-	(8)	(9)	(43)	(36)

Ending units	915	936	3	4	238	246	270	298

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,681	4,875	(1,361)	-	(7,627)	30,886	(28,496)	(25,418)
Realized gain (loss) on investments	(16,474)	(10,549)	1,539	-	(26,634)	38,283	(88,470)	6,280
Change in unrealized gain (loss) on investments	137,561	209,625	153,944	-	(183,323)	65,178	1,567,698	175,076
Reinvested capital gains	343,681	63,562	-	-	495,289	127,673	569,934	894,390

Net increase (decrease) in contract owners’ equity resulting from operations	467,449	267,513	154,122	-	277,705	262,020	2,020,666	1,050,328

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	411	-	873,268	-	32	9,489	730	53,569
Transfers between funds	-	-	-	-	(2)	(2)	342	115
Surrenders (notes 2, 3, 4, 5 and 6)	(223,250)	(65,713)	84,955	-	(148,751)	(298,211)	(775,192)	(532,558)
Adjustments to maintain reserves	10,263	10,151	16,965	-	49,461	54,942	130,871	145,078

Net equity transactions	(212,576)	(55,562)	975,188	-	(99,260)	(233,782)	(643,249)	(333,796)

Net change in contract owners’ equity	254,873	211,951	1,129,310	-	178,445	28,238	1,377,417	716,532
Contract owners’ equity at beginning of period	1,056,502	844,551	-	-	1,002,765	974,527	3,688,902	2,972,370

Contract owners’ equity at end of period	$1,311,375	1,056,502	1,129,310	-	1,181,210	1,002,765	5,066,319	3,688,902

CHANGE IN UNITS:
Beginning units	8,260	8,726	-	-	3,662	4,604	10,544	11,617
Units purchased	109	245	7,172	-	193	269	442	650
Units surrendered	(1,530)	(711)	(165)	-	(517)	(1,211)	(1,694)	(1,723)

Ending units	6,839	8,260	7,007	-	3,338	3,662	9,292	10,544

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,514	6,735	(512)	(162)	(14)	(14)	93,494	147,243
Realized gain (loss) on investments	(24,340)	(19,478)	1,867	1,282	6,148	2,701	(512,062)	332,083
Change in unrealized gain (loss) on investments	11,892	23,901	6,669	25,459	2,584	25,677	1,492,660	298,910
Reinvested capital gains	-	80,028	14,292	14,016	14,201	24,386	1,572,355	3,839,835

Net increase (decrease) in contract owners’ equity resulting from operations	(6,934)	91,186	22,316	40,595	22,919	52,750	2,646,447	4,618,071

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	3,028	-	1,519	-	757	61,003	109,286
Transfers between funds	-	8	-	-	-	-	(16)	363
Surrenders (notes 2, 3, 4, 5 and 6)	(23,139)	(47,287)	(17,082)	(13,708)	(81,907)	(10,374)	(2,463,802)	(2,397,554)
Adjustments to maintain reserves	19,233	23,595	8,360	8,257	1,148	1,392	457,109	474,599

Net equity transactions	(3,906)	(20,656)	(8,722)	(3,932)	(80,759)	(8,225)	(1,945,706)	(1,813,306)

Net change in contract owners’ equity	(10,840)	70,530	13,594	36,663	(57,840)	44,525	700,741	2,804,765
Contract owners’ equity at beginning of period	473,978	403,448	187,830	151,167	257,175	212,650	16,115,883	13,311,118

Contract owners’ equity at end of period	$463,138	473,978	201,424	187,830	199,335	257,175	16,816,624	16,115,883

CHANGE IN UNITS:
Beginning units	1,944	2,034	825	844	1,103	1,141	29,822	33,462
Units purchased	215	161	55	53	10	14	1,391	1,531
Units surrendered	(223)	(251)	(95)	(72)	(353)	(52)	(4,668)	(5,172)

Ending units	1,936	1,944	785	825	760	1,103	26,545	29,822

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVRE1		NVSTB2		NVTIV3		SAM4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,974	19,828	600	678	495	1,036	(12,095)	25,055
Realized gain (loss) on investments	(45,691)	(34,192)	34	602	(2,021)	(15,976)	-	-
Change in unrealized gain (loss) on investments	(127,668)	557,836	753	3,033	5,256	10,071	-	-
Reinvested capital gains	8,590	-	-	-	-	8,664	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,795)	543,472	1,387	4,313	3,730	3,795	(12,095)	25,055

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	156	3,033	-	764	727	369,852	3,920,832	1,160,585
Transfers between funds	9	-	-	-	2	-	(4)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(229,065)	(293,613)	(3,494)	(75,392)	(90,069)	(386,441)	(5,230,654)	(2,079,141)
Adjustments to maintain reserves	26,709	31,517	1,771	2,071	965	738	390,839	273,732

Net equity transactions	(202,191)	(259,063)	(1,723)	(72,557)	(88,375)	(15,851)	(918,987)	(644,824)

Net change in contract owners’ equity	(353,986)	284,409	(336)	(68,244)	(84,645)	(12,056)	(931,082)	(619,769)
Contract owners’ equity at beginning of period	2,186,433	1,902,024	68,879	137,123	90,461	102,517	2,667,693	3,287,462

Contract owners’ equity at end of period	$1,832,447	2,186,433	68,543	68,879	5,816	90,461	1,736,611	2,667,693

CHANGE IN UNITS:
Beginning units	11,151	12,584	600	1,234	536	680	14,444	18,342
Units purchased	932	527	22	29	12	2,367	28,246	9,109
Units surrendered	(2,131)	(1,960)	(37)	(663)	(517)	(2,511)	(33,836)	(13,007)

Ending units	9,952	11,151	585	600	31	536	8,854	14,444

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF4		SCGF		SCVF4		TRF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,230)	(12,948)	(1,615)	(1,536)	(7,204)	4,249	4,830	5,057
Realized gain (loss) on investments	(178,995)	(16,716)	(7,900)	(10,602)	(185,465)	4,477	117,559	188,113
Change in unrealized gain (loss) on investments	613,224	231,619	62,202	16,543	234,292	(201,001)	(102,587)	65,152
Reinvested capital gains	75,793	212,158	29,127	55,595	5,935	406,657	82,385	54,170

Net increase (decrease) in contract owners’ equity resulting from operations	496,792	414,113	81,814	60,000	47,558	214,382	102,187	312,492

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	630,447	244,990	2,812	10,590	-	10,233	-	10,224
Transfers between funds	(4)	1	-	(5)	318	-	22	198
Surrenders (notes 2, 3, 4, 5 and 6)	(485,913)	(452,472)	(35,506)	(32,584)	(160,095)	(156,685)	(196,788)	(334,464)
Adjustments to maintain reserves	70,042	76,388	7,066	6,303	54,980	59,652	63,318	70,254

Net equity transactions	214,572	(131,093)	(25,628)	(15,696)	(104,797)	(86,800)	(133,448)	(253,788)

Net change in contract owners’ equity	711,364	283,020	56,186	44,304	(57,239)	127,582	(31,261)	58,704
Contract owners’ equity at beginning of period	2,019,339	1,736,319	227,075	182,771	1,348,224	1,220,642	1,226,691	1,167,987

Contract owners’ equity at end of period	$2,730,703	2,019,339	283,261	227,075	1,290,985	1,348,224	1,195,430	1,226,691

CHANGE IN UNITS:
Beginning units	5,196	5,573	557	616	3,353	3,571	1,142	1,390
Units purchased	2,087	1,000	22	111	338	251	98	105
Units surrendered	(1,449)	(1,377)	(87)	(170)	(648)	(469)	(209)	(353)

Ending units	5,834	5,196	492	557	3,043	3,353	1,031	1,142

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMMCGS		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(65)	(60)	(674)	(561)	(493)	(770)	5,250	4,480
Realized gain (loss) on investments	314	591	2,131	569	2,604	25,754	(2,099)	(363)
Change in unrealized gain (loss) on investments	2,722	1,314	25,968	13,123	136,303	28,480	4,441	6,436
Reinvested capital gains	511	666	5,195	6,101	41,925	55,446	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,482	2,511	32,620	19,232	180,339	108,910	7,592	10,553

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	19	-	7,191	-	908,558	282	22
Transfers between funds	-	(6)	3	(1)	(4)	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,025)	(5,260)	(6,520)	(2,839)	(116,489)	(132,914)	(66,118)	(26,612)
Adjustments to maintain reserves	5,241	4,227	2,642	3,413	27,331	20,364	28,863	27,819

Net equity transactions	216	(1,020)	(3,875)	7,764	(89,162)	796,007	(36,973)	1,229

Net change in contract owners’ equity	3,698	1,491	28,745	26,996	91,177	904,917	(29,381)	11,782
Contract owners’ equity at beginning of period	9,464	7,973	85,083	58,087	1,057,242	152,325	369,830	358,048

Contract owners’ equity at end of period	$13,162	9,464	113,828	85,083	1,148,419	1,057,242	340,449	369,830

CHANGE IN UNITS:
Beginning units	9	10	534	503	1,484	438	1,644	1,605
Units purchased	5	4	17	49	52	1,268	263	267
Units surrendered	(5)	(5)	(25)	(18)	(172)	(222)	(353)	(228)

Ending units	9	9	526	534	1,364	1,484	1,554	1,644

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFBA		PMVLDA		PVEIB		PVGOB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$309	79	4,363	20,729	852	964	(1,616)	(1,309)
Realized gain (loss) on investments	(396)	(49)	17,335	(3,215)	77	204	38,302	7,089
Change in unrealized gain (loss) on investments	205	342	(1,708)	15,201	(1,521)	13,933	29,843	29,984
Reinvested capital gains	-	-	-	-	6,150	6,888	14,618	29,359

Net increase (decrease) in contract owners’ equity resulting from operations	118	372	19,990	32,715	5,558	21,989	81,147	65,123

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	661,781	137,744	-	7,199	-	559
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(6,043)	(29)	(990,500)	(805,790)	(3,963)	(2,510)	(101,163)	(27,342)
Adjustments to maintain reserves	471	549	12,782	116,704	3,877	3,818	5,662	10,338

Net equity transactions	(5,572)	520	(315,937)	(551,342)	(86)	8,507	(95,501)	(16,445)

Net change in contract owners’ equity	(5,454)	892	(295,947)	(518,627)	5,472	30,496	(14,354)	48,678
Contract owners’ equity at beginning of period	6,882	5,990	942,803	1,461,430	100,630	70,134	235,149	186,471

Contract owners’ equity at end of period	$1,428	6,882	646,856	942,803	106,102	100,630	220,795	235,149

CHANGE IN UNITS:
Beginning units	53	49	7,573	12,120	728	683	1,157	1,253
Units purchased	3	10	5,618	3,032	59	78	63	84
Units surrendered	(46)	(6)	(8,108)	(7,579)	(56)	(33)	(474)	(180)

Ending units	10	53	5,083	7,573	731	728	746	1,157

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVTIGB		TRHS2		VWBF		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$463	260	(5,236)	(6,754)	31,087	(1,269)	21,357	(3,558)
Realized gain (loss) on investments	2,585	44	148,595	114,323	23,437	29,031	90,190	2,689
Change in unrealized gain (loss) on investments	2,165	9,653	(17,905)	72,487	1,910	45,610	116,756	370,385
Reinvested capital gains	-	77	38,614	33,812	-	-	49,213	37,926

Net increase (decrease) in contract owners’ equity resulting from operations	5,213	10,034	164,068	213,868	56,434	73,372	277,516	407,442

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77	4,255	220,775	81,028	405,712	647,838	582,453	78,439
Transfers between funds	-	-	-	-	-	8	198	(5)
Surrenders (notes 2, 3, 4, 5 and 6)	(15,454)	(970)	(606,202)	(453,126)	(551,383)	(785,806)	(815,876)	(356,488)
Adjustments to maintain reserves	316	(3,149)	55,744	28,725	27,587	30,345	118,579	93,841

Net equity transactions	(15,061)	136	(329,683)	(343,373)	(118,084)	(107,615)	(114,646)	(184,213)

Net change in contract owners’ equity	(9,848)	10,170	(165,615)	(129,505)	(61,650)	(34,243)	162,870	223,229
Contract owners’ equity at beginning of period	53,017	42,847	740,387	869,892	614,617	648,860	1,663,769	1,440,540

Contract owners’ equity at end of period	$43,169	53,017	574,772	740,387	552,967	614,617	1,826,639	1,663,769

CHANGE IN UNITS:
Beginning units	173	176	1,580	2,370	2,028	2,449	3,169	3,515
Units purchased	1	2	736	352	1,820	2,921	1,864	408
Units surrendered	(31)	(5)	(1,360)	(1,142)	(2,203)	(3,342)	(2,105)	(754)

Ending units	143	173	956	1,580	1,645	2,028	2,928	3,169

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		VVEI		VVHGB		VVHYB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(108)	(6,514)	8,016	7,203	1,436	1,504	11,609	11,650
Realized gain (loss) on investments	(244,194)	(65,607)	6,186	27,819	589	(92)	(494)	383
Change in unrealized gain (loss) on investments	215,805	167,509	(16,374)	32,214	4,475	5,346	417	19,598
Reinvested capital gains	-	-	15,284	28,160	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,497)	95,388	13,112	95,396	6,500	6,758	11,532	31,631

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	305	37,514	17,188	-	17,188	-	25	-
Transfers between funds	171	5	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(480,809)	(128,520)	(15,969)	(75,582)	(6,347)	(3,597)	858	350
Adjustments to maintain reserves	30,176	49,837	20,815	22,954	6,718	5,685	8,735	11,293

Net equity transactions	(450,157)	(41,164)	22,034	(52,628)	17,559	2,088	9,618	11,643

Net change in contract owners’ equity	(478,654)	54,224	35,146	42,768	24,059	8,846	21,150	43,274
Contract owners’ equity at beginning of period	923,487	869,263	481,240	438,472	98,045	89,199	262,415	219,141

Contract owners’ equity at end of period	$444,833	923,487	516,386	481,240	122,104	98,045	283,565	262,415

CHANGE IN UNITS:
Beginning units	2,980	3,065	1,179	1,324	581	569	1,020	976
Units purchased	103	297	139	71	169	73	125	110
Units surrendered	(1,999)	(382)	(81)	(216)	(71)	(61)	(92)	(66)

Ending units	1,084	2,980	1,237	1,179	679	581	1,053	1,020

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVMCI		SVDF		SVOF		WFVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,975	4,538	(1,274)	(1,006)	(182)	(312)	(822)	(790)
Realized gain (loss) on investments	29,070	29,203	21,541	1,587	3,092	3,858	11,753	222
Change in unrealized gain (loss) on investments	67,458	122,919	61,167	20,836	8,979	9,123	34,271	5,406
Reinvested capital gains	50,231	67,067	18,004	18,460	6,733	9,503	6,399	17,233

Net increase (decrease) in contract owners’ equity resulting from operations	151,734	223,727	99,438	39,877	18,622	22,172	51,601	22,071

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	43	4,431	1,466	55,788	1,466	-	-	-
Transfers between funds	(3)	-	5	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(84,105)	(93,917)	(67,227)	(15,844)	(7,972)	(12,444)	(52,850)	(8,127)
Adjustments to maintain reserves	32,838	36,858	3,608	3,874	1,348	3,201	764	836

Net equity transactions	(51,227)	(52,628)	(62,148)	43,818	(5,158)	(9,243)	(52,086)	(7,291)

Net change in contract owners’ equity	100,507	171,099	37,290	83,695	13,464	12,929	(485)	14,780
Contract owners’ equity at beginning of period	944,170	773,071	184,537	100,842	87,808	74,879	109,298	94,518

Contract owners’ equity at end of period	$1,044,677	944,170	221,827	184,537	101,272	87,808	108,813	109,298

CHANGE IN UNITS:
Beginning units	1,872	1,987	367	277	123	137	280	300
Units purchased	88	97	10	124	11	4	3	7
Units surrendered	(189)	(212)	(104)	(34)	(16)	(18)	(105)	(27)

Ending units	1,771	1,872	273	367	118	123	178	280

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG1		GVDIVI		GVDIV4		NVMLV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(363)	(1,035)	25,129	70,230	51,449	134,600	966	22,583
Realized gain (loss) on investments	(62,327)	6,422	(153,098)	(5,040)	(273,028)	(7,708)	(77,517)	(3,466)
Change in unrealized gain (loss) on investments	(5,517)	13,654	80,619	(33,373)	138,486	(66,170)	24,265	(4,826)
Reinvested capital gains	56,992	20,307	-	12,734	-	24,339	38,805	8,233

Net increase (decrease) in contract owners’ equity resulting from operations	(11,215)	39,348	(47,350)	44,551	(83,093)	85,061	(13,481)	22,524

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	90,079	76,564	-	-	-	-	-	9,464
Transfers between funds	-	-	17	5	9	(9)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(193,393)	(125,529)	(305,135)	(20,631)	(622,686)	(46,833)	(106,908)	(14,906)
Adjustments to maintain reserves	3,655	11,284	17,100	22,869	75,835	56,503	6,875	6,996

Net equity transactions	(99,659)	(37,681)	(288,018)	2,243	(546,842)	9,661	(100,033)	1,554

Net change in contract owners’ equity	(110,874)	1,667	(335,368)	46,794	(629,935)	94,722	(113,514)	24,078
Contract owners’ equity at beginning of period	110,874	109,207	335,368	288,574	629,935	535,213	113,514	89,436

Contract owners’ equity at end of period	$-	110,874	-	335,368	-	629,935	-	113,514

CHANGE IN UNITS:
Beginning units	472	651	3,243	3,228	1,181	1,168	496	505
Units purchased	432	421	323	401	232	133	45	69
Units surrendered	(904)	(600)	(3,566)	(386)	(1,413)	(120)	(541)	(78)

Ending units	-	472	-	3,243	-	1,181	-	496

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTP
	2020	2019
Investment activity:
Net investment income (loss)	$-	15,787
Realized gain (loss) on investments	-	(10,727)
Change in unrealized gain (loss) on investments	-	(98,642)
Reinvested capital gains	-	192,221

Net increase (decrease) in contract owners’ equity resulting from operations	-	98,639

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	19
Transfers between funds	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(936,703)
Adjustments to maintain reserves	-	7,269

Net equity transactions	-	(929,415)

Net change in contract owners’ equity	-	(830,776)
Contract owners’ equity at beginning of period	-	830,776

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	1,696
Units purchased	-	16
Units surrendered	-	(1,712)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/4/2020
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		9/16/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV4	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF4	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge - assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were$233,665 and $224,029, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $19,831,156 and $15,992,636, respectively, and total transfers from the Separate Account to the fixed account were $20,155,604 and $15,745,477, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$142,607,182	$-	$-	$142,607,182

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$20,519	$17,838
ALVSVA	29,021	35,790
AASCO	546,613	728,549
ACVI	78,712	25,092
ACVIG	76,644	81,355
ACVIP2	6,300	18,343
ACVMV1	38,126	62,784
ACVU1	141,710	87,114
MLVGA2	38,054	118,746
DCAP	78,672	23,205
DSC	3,123	14,976
DSIF	599,337	965,697
DVSCS	286,107	400,380
FQB	14,050	38,749
FVU2	5,039	1,863
FAMP	122,980	144,402
FCP	78	453
FEIP	734,749	615,401
FEIS	98,867	80,519
FF30S	26,208	422
FGP	2,047,724	2,460,444
FGS	138,440	217,258
FHIP	658,079	646,834
FIGBP	570,345	929,619
FIGBS	11,218	20,793
FMCS	59,411	307,419
FNRS2	43,033	16,783
FOP	119,396	512,343
FOS	42,380	46,230
FVSS	20,696	23,354
FTVDM2	1,327,746	808,101
FTVFA2	198	34
FTVGI2	737,850	750,411
FTVRDI	109,765	108,113
FTVSVI	107,127	129,687
TIF	4,386	6,018
ACEG	31,483	124,487
AVBVI	808	548
OVAG	194,637	157,708
OVGI	47,320	39,929
OVGS	124,743	424,600
OVSB	7,119	7,145
OVSC	18,606	46,111
WRASP	12,978	14,487
JABS	34,723	127,324
JACAS	513,179	374,571
JAGTS	1,106,499	919,723
JAIGS	35,406	251,920
MV2IGI	15,044	27,160
MVFIC	1,358,170	1,552,554

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MSEM	1,290	382
MSVFI	1,429,637	1,828,671
MSVRE	6,918	24,433
EIF4	184,779	174,142
GBF	5,157	2,794
GBF4	788,367	1,008,379
GEM	25,550	107,460
GIG	724,717	423,781
GVAAA2	26,785	23,350
GVABD2	4,947	11,113
GVAGG2	16,480	20,609
GVAGI2	8,083	4,592
GVAGR2	157,158	171,496
GVDMA	176,855	144,290
GVDMC	8,852	6,665
GVEX4	2,815,244	3,255,035
GVIDA	80,915	47,890
GVIDC	23,686	24,125
GVIDM	339,877	267,384
HIBF	15,668	15,312
MCIF	64,416	304,556
MSBF	91,242	41,377
NVAMV1	68,880	357,547
NVAMVX	372,718	21,950
NVCBD1	5,227	6,344
NVCCA1	13,650	83,728
NVCCN1	392	964
NVCMD1	14,364	7,322
NVCRA1	759	356
NVCRB1	4,084	5,389
NVDBL2	95	154
NVIE6	240	1,001
NVLCP1	3,179	6,871
NVMIG1	360,873	227,075
NVMIVX	989,593	15,864
NVMLG1	526,678	137,791
NVMMG1	645,722	747,805
NVMMV2	40,535	38,962
NVNMO1	22,319	17,145
NVNSR2	16,849	83,352
NVOLG1	2,068,579	2,348,812
NVRE1	182,445	363,034
NVSTB2	2,508	3,628
NVTIV3	2,426	90,499
SAM4	5,196,715	6,127,818
SCF4	779,454	501,844
SCGF	36,333	34,946
SCVF4	66,022	172,512
TRF4	152,127	198,992
AMCG	3,608	3,799
AMMCGS	8,121	7,449
AMSRS	63,622	110,933
AMTB	55,673	87,272
PMVFBA	790	6,130
PMVLDA	708,683	1,020,279
PVEIB	13,542	6,572
PVGOB	24,685	107,442
PVTIGB	1,077	15,871
TRHS2	374,979	671,616

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VWBF	463,087	549,615
VWEM	780,585	824,941
VWHA	26,577	476,442
VVEI	69,847	24,200
VVHGB	29,580	10,569
VVHYB	43,532	22,133
VVMCI	88,582	84,508
SVDF	22,255	67,441
SVOF	13,552	12,188
WFVSCG	7,368	53,864
GVDIV4	156,232	651,362
GVDIVI	43,584	306,440
IVKMG1	150,134	193,429
NVMLV1	47,469	107,508

	$34,209,971	$39,444,930

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.65%	to	0.75%	452	$775.21	to	$380.82	$210,385	1.59%	2.06%	to	1.95%
2019	0.65%	to	0.75%	474	759.59	to	373.52	216,042	1.17%	23.11%	to	22.99%
2018	0.65%	to	0.75%	622	617.00	to	303.70	251,250	0.94%	-6.22%	to	-6.32%
2017	0.65%	to	0.75%	775	657.94	to	324.18	360,379	1.51%	18.16%	to	18.04%
2016	0.65%	to	0.75%	1,019	556.83	to	274.64	437,886	1.01%	10.58%	to	10.47%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.65%	to	0.75%	422	986.91	to	484.81	287,939	1.06%	2.70%	to	2.60%
2019	0.65%	to	0.75%	451	960.97	to	472.54	301,522	0.60%	19.32%	to	19.20%
2018	0.65%	to	0.75%	449	805.38	to	396.43	250,382	0.48%	-15.58%	to	-15.67%
2017	0.65%	to	0.75%	484	954.05	to	470.08	310,763	0.46%	12.42%	to	12.30%
2016	0.65%	to	0.75%	520	848.68	to	418.58	306,261	0.62%	24.28%	to	24.16%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2020	0.65%	to	0.75%	6,030	1,256.27	to	612.83	5,275,668	1.09%	66.07%	to	65.90%
2019	0.65%	to	0.75%	6,733	756.47	to	369.39	3,552,728	0.00%	28.50%	to	28.37%
2018	0.65%	to	0.75%	7,298	588.70	to	287.75	3,037,763	0.00%	0.77%	to	0.67%
2017	0.65%	to	0.75%	8,482	584.17	to	285.83	3,507,975	0.00%	27.90%	to	27.77%
2016	0.65%	to	0.75%	9,539	456.74	to	223.70	3,153,901	0.00%	5.55%	to	5.45%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.65%			711	609.72			433,509	0.43%	25.06%
2019	0.65%			595	487.52			290,076	0.80%	27.59%
2018	0.65%			541	382.11			206,719	1.02%	-15.77%
2017	0.65%			243	453.66			110,240	0.94%	30.36%
2016	0.65%			308	348.01			107,187	1.50%	-6.11%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.65%	to	0.75%	531	818.03	to	393.12	244,471	1.89%	11.08%	to	10.97%
2019	0.65%	to	0.75%	548	736.41	to	354.25	230,814	2.11%	23.15%	to	23.02%
2018	0.65%	to	0.75%	549	597.99	to	287.95	190,019	1.98%	-7.47%	to	-7.57%
2017	0.65%	to	0.75%	534	646.30	to	311.52	203,179	2.39%	19.71%	to	19.59%
2016	0.65%	to	0.75%	576	539.90	to	260.50	192,255	2.24%	12.75%	to	12.64%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.65%	to	0.75%	975	348.25	to	171.07	182,384	1.35%	8.84%	to	8.74%
2019	0.65%	to	0.75%	1,035	319.96	to	157.32	180,715	2.31%	8.20%	to	8.09%
2018	0.65%	to	0.75%	1,056	295.72	to	145.55	169,620	2.86%	-3.45%	to	-3.55%
2017	0.65%	to	0.75%	1,099	306.29	to	150.91	182,939	2.57%	3.00%	to	2.90%
2016	0.65%	to	0.75%	1,229	297.36	to	146.66	197,571	1.81%	3.71%	to	3.61%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.75%			1,316	374.05			492,256	1.79%	0.45%
2019	0.75%			1,417	372.36			527,637	2.08%	28.19%
2018	0.75%			1,602	290.49			465,361	1.44%	-13.49%
2017	0.75%			1,654	335.79			555,393	1.51%	10.86%
2016	0.75%			2,089	302.89			632,734	1.73%	21.94%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	0.65%			131	1,124.37			147,292	0.00%	48.88%
2019	0.65%			141	755.20			106,483	0.00%	33.71%
2018	0.65%			145	564.81			81,898	0.03%	0.10%
2017	0.65%			13	564.24			7,335	0.35%	31.37%
2016	0.65%			13	429.50			5,583	0.33%	3.77%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.75%			1,733	234.65			406,646	1.01%	19.90%
2019	0.75%			2,224	195.70			435,236	0.98%	16.95%
2018	0.75%			3,243	167.33			542,662	0.81%	-8.21%
2017	0.75%			2,654	182.31			483,846	0.95%	12.90%
2016	0.75%			4,252	161.48			686,631	1.05%	3.18%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.65%	to	0.75%	1,061	827.61	to	406.15	459,149	0.79%	22.89%	to	22.77%
2019	0.65%	to	0.75%	978	673.47	to	330.84	346,502	1.18%	35.22%	to	35.08%
2018	0.65%	to	0.75%	1,017	498.07	to	244.92	270,094	1.29%	-7.46%	to	-7.55%
2017	0.65%	to	0.75%	1,100	538.21	to	264.93	318,208	1.35%	26.51%	to	26.38%
2016	0.65%	to	0.75%	1,153	425.43	to	209.62	271,906	1.63%	7.21%	to	7.10%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.65%	to	0.75%	187	681.55	to	334.81	88,256	0.65%	19.12%	to	19.00%
2019	0.65%	to	0.75%	206	572.18	to	281.36	84,996	0.00%	20.99%	to	20.87%
2018	0.65%	to	0.75%	341	472.92	to	232.78	101,478	0.00%	-19.60%	to	-19.69%
2017	0.65%	to	0.75%	340	588.24	to	289.84	121,521	0.00%	23.87%	to	23.75%
2016	0.65%	to	0.75%	295	474.86	to	234.21	88,097	0.00%	16.31%	to	16.20%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.65%	to	0.75%	5,130	1,004.19	to	493.30	2,995,027	1.56%	17.24%	to	17.13%
2019	0.65%	to	0.75%	6,410	856.50	to	421.17	3,067,551	1.71%	30.33%	to	30.20%
2018	0.65%	to	0.75%	7,513	657.16	to	323.47	2,789,948	1.70%	-5.26%	to	-5.35%
2017	0.65%	to	0.75%	7,920	693.62	to	341.76	3,071,263	1.67%	20.75%	to	20.63%
2016	0.65%	to	0.75%	10,927	574.41	to	283.30	3,477,308	2.00%	10.98%	to	10.87%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.65%	to	0.75%	4,784	1,138.70	to	554.71	2,803,255	1.09%	9.92%	to	9.81%
2019	0.65%	to	0.75%	5,370	1,035.93	to	505.15	2,853,846	0.95%	21.42%	to	21.30%
2018	0.65%	to	0.75%	6,147	853.18	to	416.45	2,717,136	0.80%	-9.57%	to	-9.66%
2017	0.65%	to	0.75%	6,833	943.45	to	460.98	3,314,369	0.65%	11.68%	to	11.57%
2016	0.65%	to	0.75%	7,005	844.80	to	413.19	3,033,792	0.92%	24.91%	to	24.79%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.65%	to	0.75%	496	377.90	to	192.02	130,195	2.78%	7.42%	to	7.31%
2019	0.65%	to	0.75%	582	351.80	to	178.94	147,698	3.11%	8.73%	to	8.63%
2018	0.65%	to	0.75%	775	323.54	to	164.73	168,640	3.21%	-1.24%	to	-1.34%
2017	0.65%	to	0.75%	881	327.60	to	166.97	195,933	3.34%	3.36%	to	3.26%
2016	0.65%	to	0.75%	961	316.94	to	161.70	206,002	2.95%	3.15%	to	3.05%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.75%			435	108.58			47,230	2.50%	0.18%
2019	0.75%			412	108.38			44,654	2.01%	19.33%
2018	0.75%			381	90.83			34,605	0.00%	-9.17%		* ***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.65%	to	0.75%	2,514	1,014.08	to	501.63	2,049,253	1.51%	14.13%	to	14.01%
2019	0.65%	to	0.75%	2,613	888.56	to	439.98	1,855,735	1.82%	17.48%	to	17.37%
2018	0.65%	to	0.75%	2,610	756.33	to	374.88	1,582,664	1.64%	-5.97%	to	-6.06%
2017	0.65%	to	0.75%	3,350	804.32	to	399.07	2,044,050	1.88%	13.37%	to	13.25%
2016	0.65%	to	0.75%	3,439	709.49	to	352.37	1,858,531	1.45%	2.40%	to	2.30%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.65%	to	0.75%	5,769	1,421.24	to	780.07	6,087,766	1.83%	6.00%	to	5.90%
2019	0.65%	to	0.75%	5,877	1,340.75	to	736.63	5,952,929	2.00%	26.62%	to	26.49%
2018	0.65%	to	0.75%	6,373	1,058.90	to	582.36	5,191,617	2.31%	-8.89%	to	-8.98%
2017	0.65%	to	0.75%	7,019	1,162.22	to	639.82	6,282,086	1.66%	12.16%	to	12.05%
2016	0.65%	to	0.75%	8,367	1,036.17	to	571.00	6,532,172	2.25%	17.26%	to	17.14%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.75%			1,484	348.92			517,802	1.76%	5.75%
2019	0.75%			1,504	329.95			496,248	1.92%	26.37%
2018	0.75%			1,614	261.09			421,404	2.24%	-9.09%
2017	0.75%			1,635	287.19			469,563	1.62%	11.96%
2016	0.75%			1,620	256.51			415,541	2.15%	17.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2017	0.75%			20	192.08			3,842	1.20%	12.15%
2016	0.75%			29	171.27			4,967	1.28%	4.49%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.75%			214	293.89			62,893	1.46%	15.88%
2019	0.75%			118	253.61			29,926	1.96%	23.44%
2018	0.75%			115	205.44			23,626	1.33%	-8.58%
2017	0.75%			112	224.72			25,168	1.37%	19.92%
2016	0.75%			108	187.39			20,238	1.43%	5.73%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.65%	to	0.75%	8,996	2,643.47	to	1,335.94	16,087,149	0.07%	42.96%	to	42.82%
2019	0.65%	to	0.75%	10,177	1,849.08	to	935.41	12,649,006	0.26%	33.44%	to	33.31%
2018	0.65%	to	0.75%	11,319	1,385.67	to	701.68	10,790,443	0.24%	-0.82%	to	-0.92%
2017	0.65%	to	0.75%	12,766	1,397.11	to	708.18	12,231,100	0.22%	34.26%	to	34.13%
2016	0.65%	to	0.75%	14,995	1,040.59	to	527.99	10,779,098	0.04%	0.15%	to	0.05%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.75%			1,342	663.19			890,001	0.06%	42.68%
2019	0.75%			1,608	464.82			747,435	0.17%	33.18%
2018	0.75%			1,741	349.01			607,632	0.15%	-1.02%
2017	0.75%			1,794	352.63			632,610	0.12%	34.00%
2016	0.75%			1,939	263.16			510,268	0.00%	-0.04%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.65%	to	0.75%	4,143	686.76	to	335.50	1,733,853	5.26%	2.08%	to	1.98%
2019	0.65%	to	0.75%	4,209	672.77	to	328.99	1,743,617	5.31%	14.36%	to	14.25%
2018	0.65%	to	0.75%	3,938	588.29	to	287.97	1,514,519	5.63%	-3.92%	to	-4.01%
2017	0.65%	to	0.75%	4,139	612.26	to	300.00	1,676,693	5.28%	6.24%	to	6.14%
2016	0.65%	to	0.75%	4,213	576.28	to	282.65	1,633,610	5.21%	13.87%	to	13.75%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	0.65%	to	0.75%	6,012	711.95	to	349.93	2,824,192	2.13%	8.69%	to	8.58%
2019	0.65%	to	0.75%	6,846	655.05	to	322.29	2,986,367	2.61%	8.96%	to	8.85%
2018	0.65%	to	0.75%	7,524	601.21	to	296.09	3,265,195	2.51%	-1.18%	to	-1.28%
2017	0.65%	to	0.75%	8,437	608.38	to	299.92	3,702,601	2.31%	3.54%	to	3.44%
2016	0.65%	to	0.75%	8,575	587.56	to	289.95	3,578,851	2.30%	4.06%	to	3.96%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.75%			292	194.91			56,915	2.06%	8.44%
2019	0.75%			347	179.74			62,371	2.60%	8.76%
2018	0.75%			357	165.26			58,999	2.39%	-1.38%
2017	0.75%			384	167.57			64,349	2.35%	3.38%
2016	0.75%			367	162.09			59,488	2.35%	3.85%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.65%	to	0.75%	3,862	1,287.55	to	632.50	2,759,764	0.56%	17.27%	to	17.16%
2019	0.65%	to	0.75%	4,300	1,097.90	to	539.87	2,613,307	0.80%	22.55%	to	22.43%
2018	0.65%	to	0.75%	4,456	895.89	to	440.98	2,207,468	0.57%	-15.20%	to	-15.28%
2017	0.65%	to	0.75%	4,680	1,056.41	to	520.52	2,748,451	0.61%	19.92%	to	19.80%
2016	0.65%	to	0.75%	5,091	880.91	to	434.47	2,493,596	0.42%	11.39%	to	11.28%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.75%			1,428	100.37			143,328	2.71%	-33.38%
2019	0.75%			1,104	150.67			166,336	1.84%	9.00%
2018	0.75%			1,027	138.22			141,955	0.76%	-25.33%
2017	0.75%			4,146	185.12			767,501	1.38%	-3.50%
2016	0.75%			4,711	191.83			903,720	0.51%	32.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.65%	to	0.75%	6,560	834.48	to	373.68	3,176,737	0.43%	14.87%	to	14.75%
2019	0.65%	to	0.75%	7,596	726.49	to	325.65	3,164,665	1.68%	26.94%	to	26.81%
2018	0.65%	to	0.75%	8,840	572.32	to	256.80	2,974,010	1.55%	-15.36%	to	-15.45%
2017	0.65%	to	0.75%	9,689	676.20	to	303.71	3,900,345	1.37%	29.44%	to	29.31%
2016	0.65%	to	0.75%	12,444	522.39	to	234.87	3,721,404	1.41%	-5.68%	to	-5.77%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.75%			1,061	349.25			370,550	0.37%	14.63%
2019	0.75%			1,076	304.67			327,824	1.65%	26.72%
2018	0.75%			1,147	240.43			275,771	1.53%	-15.52%
2017	0.75%			1,142	284.61			325,026	1.29%	29.13%
2016	0.75%			1,323	220.40			291,590	1.38%	-5.83%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.65%	to	0.75%	461	910.15	to	447.10	210,762	1.21%	7.48%	to	7.37%
2019	0.65%	to	0.75%	485	846.82	to	416.41	209,277	1.56%	33.42%	to	33.29%
2018	0.65%	to	0.75%	586	634.70	to	312.42	188,565	0.90%	-17.87%	to	-17.95%
2017	0.65%	to	0.75%	576	772.79	to	380.77	227,165	1.30%	18.44%	to	18.32%
2016	0.65%	to	0.75%	709	652.48	to	321.81	249,657	1.01%	8.77%	to	8.66%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.75%			5,345	148.65			794,550	1.21%	16.31%
2019	0.75%			1,120	127.81			143,146	0.93%	25.75%
2018	0.75%			1,606	101.64			163,230	0.49%	-16.43%
2017	0.75%			5,278	121.62			641,890	0.99%	39.36%
2016	0.75%			1,604	87.27			139,975	0.70%	16.57%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.75%			3	180.73			542	1.46%	10.91%
2019	0.75%			3	162.95			489	3.59%	18.96%
2018	0.75%			3	136.98			411	3.04%	-10.33%
2017	0.75%			3	152.75			458	2.70%	11.14%
2016	0.75%			3	137.44			412	3.73%	12.34%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.75%			5,430	94.88			515,177	9.08%	-5.99%
2019	0.75%			6,121	100.92			617,732	7.08%	1.25%
2018	0.75%			8,707	99.67			867,857	0.00%	1.17%
2017	0.75%			7,072	98.52			696,724	0.00%	1.17%
2016	0.75%			9,951	97.38			969,058	0.00%	2.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.65%	to	0.75%	2,307	991.92	to	487.28	1,236,685	1.47%	15.47%	to	15.36%
2019	0.65%	to	0.75%	2,447	859.00	to	422.40	1,135,338	1.59%	28.75%	to	28.62%
2018	0.65%	to	0.75%	2,880	667.20	to	328.42	1,042,734	1.44%	-5.46%	to	-5.56%
2017	0.65%	to	0.75%	3,860	705.75	to	347.74	1,459,349	1.71%	20.07%	to	19.95%
2016	0.65%	to	0.75%	4,388	587.79	to	289.91	1,384,125	1.62%	15.58%	to	15.46%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.65%	to	0.75%	1,764	1,021.66	to	501.88	942,493	1.69%	4.72%	to	4.62%
2019	0.65%	to	0.75%	1,917	975.56	to	479.72	986,560	1.32%	25.90%	to	25.78%
2018	0.65%	to	0.75%	2,106	774.85	to	381.40	860,281	1.14%	-13.26%	to	-13.34%
2017	0.65%	to	0.75%	2,290	893.26	to	440.13	1,079,938	0.71%	10.20%	to	10.09%
2016	0.65%	to	0.75%	2,644	810.58	to	399.79	1,126,057	1.06%	29.69%	to	29.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.65%	to	0.75%	141	508.72	to	249.91	71,462	3.58%	-1.56%	to	-1.66%
2019	0.65%	to	0.75%	149	516.77	to	254.11	76,727	1.99%	12.11%	to	11.99%
2018	0.65%	to	0.75%	190	460.97	to	226.90	86,882	2.98%	-15.82%	to	-15.91%
2017	0.65%	to	0.75%	211	547.60	to	269.82	114,710	2.77%	16.26%	to	16.15%
2016	0.65%	to	0.75%	234	471.00	to	232.30	109,969	1.41%	6.80%	to	6.69%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.65%	to	0.75%	484	718.61	to	356.20	173,126	0.06%	41.43%	to	41.29%
2019	0.65%	to	0.75%	740	508.10	to	252.10	236,988	0.00%	35.87%	to	35.73%
2018	0.65%	to	0.75%	783	373.96	to	185.73	183,453	0.00%	-4.25%	to	-4.35%
2017	0.65%	to	0.75%	613	390.56	to	194.18	119,620	0.08%	26.52%	to	26.39%
2016	0.65%	to	0.75%	918	308.70	to	153.63	141,498	0.00%	1.61%	to	1.51%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020	0.65%			10	543.74			5,437	0.41%	4.77%
2019	0.65%			10	518.97			5,190	0.24%	29.77%
2018	0.65%			13	399.92			5,199	0.34%	-19.70%
2017	0.65%			12	498.06			5,977	0.40%	16.68%
2016	0.65%			12	426.86			5,122	0.42%	17.57%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.65%	to	0.75%	780	295.25	to	147.53	126,297	0.00%	47.62%	to	47.53	%****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.65%	to	0.75%	839	749.44	to	367.79	353,609	1.48%	13.20%	to	13.09%
2019	0.65%	to	0.75%	894	662.02	to	325.21	340,915	1.01%	31.23%	to	31.09%
2018	0.65%	to	0.75%	864	504.49	to	248.08	263,570	1.16%	-8.49%	to	-8.58%
2017	0.65%	to	0.75%	969	551.28	to	271.35	336,001	1.26%	16.15%	to	16.04%
2016	0.65%	to	0.75%	1,132	474.61	to	233.85	355,965	1.09%	10.90%	to	10.79%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.65%	to	0.75%	3,967	984.14	to	482.96	2,071,766	0.70%	26.81%	to	26.68%
2019	0.65%	to	0.75%	4,764	776.07	to	381.24	1,987,574	0.90%	30.93%	to	30.80%
2018	0.65%	to	0.75%	5,323	592.72	to	291.46	1,695,735	1.00%	-13.75%	to	-13.83%
2017	0.65%	to	0.75%	5,572	687.17	to	338.24	2,099,989	0.95%	35.78%	to	35.65%
2016	0.65%	to	0.75%	7,339	506.09	to	249.36	2,034,134	1.07%	-0.56%	to	-0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.65%	to	0.75%	379	240.31	to	119.17	46,379	6.08%	2.73%	to	2.63%
2019	0.65%	to	0.75%	382	233.92	to	116.12	47,893	3.94%	10.09%	to	9.98%
2018	0.65%	to	0.75%	412	212.49	to	105.59	46,283	4.90%	-5.02%	to	-5.12%
2017	0.65%	to	0.75%	381	223.72	to	111.28	45,658	2.39%	5.59%	to	5.48%
2016	0.65%	to	0.75%	797	211.89	to	105.50	86,637	2.48%	5.84%	to	5.74%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.65%	to	0.75%	397	1,219.45	to	599.05	263,900	0.62%	19.15%	to	19.03%
2019	0.65%	to	0.75%	463	1,023.45	to	503.26	256,940	0.21%	25.65%	to	25.53%
2018	0.65%	to	0.75%	548	814.51	to	400.92	239,559	0.31%	-10.91%	to	-11.00%
2017	0.65%	to	0.75%	601	914.23	to	450.46	303,657	0.88%	13.42%	to	13.31%
2016	0.65%	to	0.75%	672	806.07	to	397.57	297,791	0.50%	17.29%	to	17.17%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.75%			1,066	216.32			230,601	2.08%	13.03%
2019	0.75%			1,106	191.39			211,679	2.04%	20.87%
2018	0.75%			1,276	158.35			202,051	1.87%	-6.15%
2017	0.75%			1,412	168.72			238,236	1.61%	17.39%
2016	0.75%			1,443	143.73			207,398	0.59%	-3.29%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.65%	to	0.75%	716	821.74	to	403.68	397,311	1.40%	13.29%	to	13.18%
2019	0.65%	to	0.75%	876	725.34	to	356.68	449,960	1.68%	21.48%	to	21.36%
2018	0.65%	to	0.75%	937	597.08	to	293.90	386,955	1.82%	-0.22%	to	-0.32%
2017	0.65%	to	0.75%	1,018	598.41	to	294.85	416,425	1.38%	17.37%	to	17.25%
2016	0.65%	to	0.75%	1,153	509.85	to	251.46	389,674	1.90%	3.65%	to	3.55%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.65%	to	0.75%	1,255	1,513.26	to	742.63	969,764	0.16%	38.13%	to	38.00%
2019	0.65%	to	0.75%	1,027	1,095.50	to	538.15	583,319	0.02%	35.97%	to	35.83%
2018	0.65%	to	0.75%	1,140	805.72	to	396.20	491,799	1.23%	1.06%	to	0.95%
2017	0.65%	to	0.75%	1,211	797.30	to	392.45	496,310	0.00%	29.16%	to	29.03%
2016	0.65%	to	0.75%	1,376	617.31	to	304.16	436,064	0.84%	1.28%	to	1.18%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.65%	to	0.75%	1,039	1,830.27	to	898.21	1,165,323	0.00%	49.75%	to	49.60%
2019	0.65%	to	0.75%	947	1,222.19	to	600.39	649,406	0.47%	43.88%	to	43.74%
2018	0.65%	to	0.75%	791	849.45	to	417.70	413,297	1.07%	0.25%	to	0.15%
2017	0.65%	to	0.75%	1,476	847.31	to	417.07	708,086	0.50%	43.98%	to	43.83%
2016	0.65%	to	0.75%	749	588.51	to	289.97	272,416	0.11%	13.12%	to	13.00%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.65%	to	0.75%	3,034	624.89	to	306.66	995,032	1.20%	15.27%	to	15.16%
2019	0.65%	to	0.75%	3,851	542.11	to	266.30	1,087,318	1.83%	25.89%	to	25.76%
2018	0.65%	to	0.75%	4,193	430.63	to	211.76	938,017	1.71%	-15.69%	to	-15.77%
2017	0.65%	to	0.75%	4,199	510.77	to	251.41	1,115,081	1.60%	29.96%	to	29.83%
2016	0.65%	to	0.75%	5,762	393.02	to	193.65	1,166,056	5.03%	-7.31%	to	-7.40%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.65%	to	0.75%	516	447.29	to	222.36	130,486	0.46%	21.73%	to	21.61%
2019	0.65%	to	0.75%	634	367.44	to	182.85	129,954	0.59%	39.05%	to	38.91%
2018	0.65%	to	0.75%	993	264.26	to	131.63	142,779	0.60%	0.15%	to	0.05%
2017	0.65%	to	0.75%	1,126	263.86	to	131.56	160,313	0.66%	27.60%	to	27.47%
2016	0.65%	to	0.75%	1,142	206.79	to	103.21	127,503	0.48%	5.39%	to	5.28%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.65%	to	0.75%	5,943	912.92	to	448.46	2,732,108	1.53%	2.80%	to	2.70%
2019	0.65%	to	0.75%	6,766	888.01	to	436.67	3,021,294	2.26%	28.96%	to	28.83%
2018	0.65%	to	0.75%	6,801	688.59	to	338.94	2,361,808	1.81%	-10.67%	to	-10.76%
2017	0.65%	to	0.75%	6,514	770.86	to	379.82	2,541,031	1.85%	16.89%	to	16.77%
2016	0.65%	to	0.75%	7,320	659.47	to	325.26	2,476,487	2.08%	13.35%	to	13.24%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.65%	to	0.75%	100	575.51	to	282.72	29,150	4.51%	4.86%	to	4.76%
2019	0.65%	to	0.75%	101	548.83	to	269.88	28,373	5.40%	13.51%	to	13.40%
2018	0.65%	to	0.75%	109	483.50	to	237.99	27,912	5.71%	-7.55%	to	-7.64%
2017	0.65%	to	0.75%	113	522.99	to	257.69	32,030	5.44%	9.00%	to	8.89%
2016	0.65%	to	0.75%	118	479.81	to	236.65	30,356	6.22%	9.84%	to	9.73%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.65%	to	0.75%	2,943	378.63	to	186.00	929,190	3.34%	7.10%	to	6.99%
2019	0.65%	to	0.75%	5,186	353.53	to	173.84	1,282,116	3.91%	10.16%	to	10.05%
2018	0.65%	to	0.75%	3,121	320.92	to	157.96	927,768	2.59%	-1.30%	to	-1.40%
2017	0.65%	to	0.75%	3,811	325.14	to	160.20	1,104,015	3.61%	5.56%	to	5.45%
2016	0.65%	to	0.75%	1,796	308.02	to	151.92	494,202	2.09%	5.43%	to	5.32%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.65%			74	727.52			53,836	2.76%	-17.39%
2019	0.65%			105	880.68			92,471	1.44%	18.17%
2018	0.65%			299	745.28			222,838	2.43%	-8.32%
2017	0.65%			478	812.88			388,556	1.47%	2.44%
2016	0.65%			373	793.49			295,973	0.65%	6.12%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2020	0.65%	to	0.75%	4,105	702.01	to	343.14	1,523,777	1.71%	2.96%	to	2.86%
2019	0.65%	to	0.75%	4,297	681.84	to	333.61	1,554,017	1.80%	26.47%	to	26.34%
2018	0.65%	to	0.75%	4,636	539.13	to	264.05	1,340,221	1.80%	-7.86%	to	-7.95%
2017	0.65%	to	0.75%	5,042	585.11	to	286.86	1,586,228	3.18%	17.22%	to	17.11%
2016	0.65%	to	0.75%	5,155	499.14	to	244.95	1,420,330	2.68%	17.13%	to	17.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.75%			203	158.80			32,237	2.17%	5.29%
2019	0.75%			190	150.83			28,657	2.34%	5.48%
2018	0.75%			190	143.00			27,169	2.18%	-0.80%
2017	0.75%			200	144.15			28,829	2.23%	1.32%
2016	0.75%			179	142.26			25,465	1.56%	-0.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2020	0.65%	to	0.75%	1,664	548.30	to	323.48	708,458	1.56%	5.40%	to	5.30%
2019	0.65%	to	0.75%	2,425	520.19	to	307.21	885,763	2.28%	5.49%	to	5.38%
2018	0.65%	to	0.75%	3,027	493.13	to	291.52	1,057,506	2.56%	-0.61%	to	-0.71%
2017	0.65%	to	0.75%	2,169	496.16	to	293.60	837,156	2.27%	1.43%	to	1.32%
2016	0.65%	to	0.75%	2,118	489.19	to	289.77	816,939	1.88%	0.09%	to	-0.01%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.65%	to	0.75%	607	936.76	to	460.18	311,258	1.85%	12.56%	to	12.45%
2019	0.65%	to	0.75%	803	832.20	to	409.22	367,518	2.72%	22.15%	to	22.03%
2018	0.65%	to	0.75%	707	681.30	to	335.35	258,889	0.66%	-17.95%	to	-18.04%
2017	0.65%	to	0.75%	1,025	830.39	to	409.15	470,351	1.44%	40.59%	to	40.45%
2016	0.65%	to	0.75%	890	590.66	to	291.32	289,500	0.81%	7.02%	to	6.91%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.75%			4,118	127.28			524,153	1.65%	7.14%
2019	0.75%			1,765	118.80			209,680	2.05%	18.23%
2018	0.75%			647	100.48			65,011	1.44%	-15.17%
2017	0.75%			3,340	118.45			395,638	2.59%	26.50%
2016	0.75%			714	93.64			66,857	2.19%	0.12%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.75%			788	241.35			190,182	1.49%	11.16%
2019	0.75%			841	217.12			182,595	1.71%	19.88%
2018	0.75%			1,103	181.11			199,766	1.18%	-5.69%
2017	0.75%			1,185	192.04			227,573	1.38%	14.93%
2016	0.75%			519	167.10			86,723	2.43%	8.19%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.75%			96	147.13			14,124	1.79%	8.39%
2019	0.75%			140	135.74			19,004	1.85%	8.17%
2018	0.75%			142	125.49			17,820	2.31%	-1.82%
2017	0.75%			177	127.81			22,623	0.98%	2.44%
2016	0.75%			338	124.77			42,171	2.42%	1.89%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.75%			442	345.51			152,715	0.64%	28.96%
2019	0.75%			484	267.92			129,674	0.72%	33.77%
2018	0.75%			675	200.28			135,191	0.18%	-10.10%
2017	0.75%			1,129	222.79			251,531	0.82%	29.99%
2016	0.75%			837	171.39			143,454	1.61%	-0.56%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.75%			217	256.03			55,558	1.61%	12.23%
2019	0.75%			226	228.12			51,555	1.34%	24.73%
2018	0.75%			236	182.89			43,163	1.03%	-2.92%
2017	0.75%			244	188.39			45,968	1.39%	21.02%
2016	0.75%			252	155.68			39,230	1.17%	10.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.75%			1,287	433.40			557,786	0.65%	50.36%
2019	0.75%			1,478	288.23			426,009	0.35%	29.31%
2018	0.75%			1,663	222.90			370,678	0.30%	-1.40%
2017	0.75%			1,928	226.07			435,860	0.30%	26.84%
2016	0.75%			2,264	178.22			403,501	0.22%	8.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.65%	to	0.75%	5,516	701.38	to	342.80	2,011,708	0.22%	11.60%	to	11.49%
2019	0.65%	to	0.75%	5,740	628.48	to	307.47	1,876,267	2.07%	21.04%	to	20.92%
2018	0.65%	to	0.75%	6,177	519.24	to	254.28	1,665,545	1.61%	-8.33%	to	-8.42%
2017	0.65%	to	0.75%	6,341	566.40	to	277.66	1,865,735	1.62%	15.92%	to	15.81%
2016	0.65%	to	0.75%	6,938	488.60	to	239.76	1,756,989	1.73%	7.78%	to	7.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.65%	to	0.75%	279	470.52	to	232.57	75,363	0.13%	7.85%	to	7.74%
2019	0.65%	to	0.75%	277	436.28	to	215.86	69,713	2.08%	12.75%	to	12.64%
2018	0.65%	to	0.75%	329	386.95	to	191.65	72,037	1.93%	-4.36%	to	-4.46%
2017	0.65%	to	0.75%	378	404.59	to	200.58	85,205	0.83%	8.51%	to	8.40%
2016	0.65%	to	0.75%	1,369	372.87	to	185.05	279,060	1.92%	5.02%	to	4.92%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2020	0.65%	to	0.75%	15,654	2,059.71	to	1,078.26	21,226,841	1.87%	17.36%	to	17.24%
2019	0.65%	to	0.75%	16,656	1,755.11	to	919.72	19,183,408	2.04%	30.34%	to	30.21%
2018	0.65%	to	0.75%	17,529	1,346.55	to	706.33	15,819,908	1.65%	-5.26%	to	-5.36%
2017	0.65%	to	0.75%	20,046	1,421.34	to	746.31	19,235,509	1.68%	20.75%	to	20.63%
2016	0.65%	to	0.75%	22,022	1,177.12	to	618.70	17,770,081	1.79%	10.87%	to	10.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.65%	to	0.75%	1,170	778.64	to	379.35	444,245	0.23%	12.09%	to	11.97%
2019	0.65%	to	0.75%	1,140	694.69	to	338.79	386,577	2.04%	22.93%	to	22.81%
2018	0.65%	to	0.75%	1,167	565.11	to	275.87	322,231	1.50%	-9.45%	to	-9.54%
2017	0.65%	to	0.75%	1,216	624.07	to	304.96	371,154	1.54%	17.66%	to	17.55%
2016	0.65%	to	0.75%	1,596	530.38	to	259.44	414,336	1.08%	8.76%	to	8.65%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.65%	to	0.75%	875	371.44	to	184.18	161,347	0.10%	6.02%	to	5.92%
2019	0.65%	to	0.75%	883	350.34	to	173.89	153,547	2.21%	8.82%	to	8.71%
2018	0.65%	to	0.75%	861	321.94	to	159.95	137,882	2.13%	-2.44%	to	-2.54%
2017	0.65%	to	0.75%	849	330.00	to	164.12	139,673	1.30%	5.00%	to	4.90%
2016	0.65%	to	0.75%	1,780	314.28	to	156.46	278,665	1.96%	3.59%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.65%	to	0.75%	6,432	577.21	to	283.89	2,393,567	0.14%	9.63%	to	9.52%
2019	0.65%	to	0.75%	6,621	526.51	to	259.22	2,232,413	2.26%	16.98%	to	16.87%
2018	0.65%	to	0.75%	6,070	450.08	to	221.81	1,617,557	1.82%	-6.29%	to	-6.39%
2017	0.65%	to	0.75%	6,887	480.31	to	236.94	1,946,509	1.74%	12.20%	to	12.09%
2016	0.65%	to	0.75%	7,089	428.09	to	211.40	1,803,266	1.89%	6.45%	to	6.34%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.65%	to	0.75%	634	554.61	to	272.45	174,426	5.43%	5.33%	to	5.22%
2019	0.65%	to	0.75%	659	526.55	to	258.92	173,299	4.01%	14.00%	to	13.88%
2018	0.65%	to	0.75%	720	461.90	to	227.36	166,976	3.62%	-3.63%	to	-3.73%
2017	0.65%	to	0.75%	862	479.30	to	236.16	215,243	4.43%	6.07%	to	5.96%
2016	0.65%	to	0.75%	963	451.89	to	222.88	225,629	5.85%	13.42%	to	13.31%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.65%	to	0.75%	1,065	1,127.49	to	553.87	605,936	0.92%	12.38%	to	12.27%
2019	0.65%	to	0.75%	1,545	1,003.27	to	493.34	820,852	1.22%	24.84%	to	24.71%
2018	0.65%	to	0.75%	1,999	803.66	to	395.58	922,170	1.31%	-11.96%	to	-12.05%
2017	0.65%	to	0.75%	2,184	912.85	to	449.78	1,147,634	0.95%	15.03%	to	14.92%
2016	0.65%	to	0.75%	3,103	793.57	to	391.40	1,311,433	1.08%	19.51%	to	19.39%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.65%	to	0.75%	1,883	390.00	to	191.58	444,682	3.69%	3.39%	to	3.28%
2019	0.65%	to	0.75%	1,789	377.22	to	185.50	393,581	4.80%	8.46%	to	8.35%
2018	0.65%	to	0.75%	1,777	347.80	to	171.20	366,555	2.77%	-2.98%	to	-3.08%
2017	0.65%	to	0.75%	1,973	358.48	to	176.63	417,959	4.06%	5.64%	to	5.54%
2016	0.65%	to	0.75%	2,783	339.33	to	167.36	648,053	3.70%	7.94%	to	7.84%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.65%	to	0.75%	1,297	665.99	to	329.13	448,780	1.44%	0.84%	to	0.73%
2019	0.65%	to	0.75%	2,323	660.47	to	326.73	798,712	2.69%	26.13%	to	26.00%
2018	0.65%	to	0.75%	2,502	523.64	to	259.30	679,171	1.47%	-9.94%	to	-10.03%
2017	0.65%	to	0.75%	2,585	581.43	to	288.21	779,322	1.68%	7.97%	to	7.87%
2016	0.65%	to	0.75%	2,743	538.49	to	267.19	767,094	2.29%	19.66%	to	19.54%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.65%	to	0.75%	3,309	236.64	to	118.28	404,181	1.45%	18.32%	to	18.28	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.75%			537	158.02			84,856	2.62%	6.21%
2019	0.75%			556	148.78			82,720	3.00%	8.13%
2018	0.75%			556	137.59			76,501	3.14%	-1.17%
2017	0.75%			577	139.22			80,328	3.06%	3.62%
2016	0.75%			559	134.36			75,105	3.07%	4.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.75%			1,168	195.97			228,891	0.93%	10.84%
2019	0.75%			1,613	176.81			285,190	2.92%	19.32%
2018	0.75%			1,669	148.18			247,314	2.19%	-8.73%
2017	0.75%			1,758	162.36			285,434	1.56%	15.15%
2016	0.75%			2,364	141.01			333,336	2.68%	6.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.75%			534	153.68			82,065	0.25%	6.89%
2019	0.75%			536	143.78			77,065	2.65%	9.95%
2018	0.75%			539	130.77			70,486	2.06%	-3.24%
2017	0.75%			654	135.15			88,389	2.19%	5.56%
2016	0.75%			664	128.03			85,012	2.59%	4.03%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2017	0.75%			241	164.75			39,706	1.68%	17.28%
2016	0.75%			218	140.48			30,626	2.88%	6.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2017	0.75%			447	147.57			65,963	0.83%	9.26%
2016	0.75%			1,686	135.07			227,721	2.72%	5.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.75%			764	188.05			143,670	0.86%	9.94%
2019	0.75%			744	171.04			127,257	2.61%	17.44%
2018	0.75%			956	145.65			139,240	2.23%	-7.76%
2017	0.75%			956	157.91			150,960	1.69%	13.20%
2016	0.75%			1,193	139.49			166,410	2.88%	6.02%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.75%			61	204.83			12,494	1.16%	11.90%
2019	0.75%			59	183.05			10,800	3.00%	23.22%
2018	0.75%			57	148.56			8,468	1.56%	-11.39%
2017	0.75%			106	167.66			17,772	0.65%	19.10%
2016	0.75%			427	140.77			60,110	2.50%	7.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.75%			915	179.10			163,875	0.70%	8.89%
2019	0.75%			936	164.47			153,947	2.76%	15.43%
2018	0.75%			950	142.49			135,368	2.35%	-6.75%
2017	0.75%			575	152.81			87,864	1.68%	11.17%
2016	0.75%			585	137.45			80,408	2.72%	5.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.75%			3	217.09			651	0.13%	8.59%
2019	0.75%			4	199.92			800	2.14%	14.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.75%			238	119.74			28,499	0.97%	6.88%
2019	0.75%			246	112.03			27,560	2.39%	18.02%
2018	0.75%			253	94.92			24,016	1.86%	-15.44%
2017	0.75%			315	112.26			35,362	1.45%	26.13%
2016	0.75%			371	89.01			33,021	1.91%	-0.12%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.75%			270	171.84			46,398	2.78%	8.49%
2019	0.75%			298	158.40			47,202	3.25%	9.06%
2018	0.75%			279	145.23			40,520	3.00%	-1.95%
2017	0.75%			1,012	148.12			149,893	1.80%	3.17%
2016	0.75%			2,230	143.57			320,156	3.08%	2.93%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.75%			6,839	191.75			1,311,375	0.99%	49.91%
2019	0.75%			8,260	127.91			1,056,502	1.26%	32.15%
2018	0.75%			8,726	96.79			844,551	1.11%	-17.08%
2017	0.75%			8,816	116.73			1,029,079	1.21%	24.84%
2016	0.75%			11,580	93.51			1,082,799	1.29%	-2.85%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.65%	to	0.75%	7,007	235.32	to	117.64	1,129,310	0.00%	17.66%	to	17.64	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.65%	to	0.75%	3,338	783.22	to	330.36	1,181,210	0.00%	29.25%	to	29.12%
2019	0.65%	to	0.75%	3,662	605.98	to	255.86	1,002,765	3.83%	29.68%	to	29.55%
2018	0.65%	to	0.75%	4,604	467.27	to	197.49	974,527	0.32%	-3.71%	to	-3.80%
2017	0.65%	to	0.75%	4,753	485.27	to	205.30	1,048,099	0.36%	29.36%	to	29.23%
2016	0.65%	to	0.75%	5,261	375.12	to	158.86	898,911	0.85%	1.53%	to	1.43%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.65%	to	0.75%	9,292	1,296.49	to	408.93	5,066,319	0.00%	59.86%	to	59.70%
2019	0.65%	to	0.75%	10,544	811.03	to	256.06	3,688,902	0.00%	36.36%	to	36.23%
2018	0.65%	to	0.75%	11,617	594.75	to	187.97	2,972,370	0.00%	-7.46%	to	-7.55%
2017	0.65%	to	0.75%	12,482	642.68	to	203.32	3,577,362	0.00%	26.91%	to	26.79%
2016	0.65%	to	0.75%	14,164	506.40	to	160.36	3,229,224	0.00%	5.78%	to	5.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.75%			1,936	239.22			463,138	2.12%	-1.88%
2019	0.75%			1,944	243.82			473,978	2.25%	22.92%
2018	0.75%			2,034	198.35			403,448	1.11%	-13.81%
2017	0.75%			2,205	230.13			507,430	1.12%	12.99%
2016	0.75%			2,334	203.67			475,365	1.37%	16.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.75%			785	256.59			201,424	0.44%	12.70%
2019	0.75%			825	227.67			187,830	0.66%	27.11%
2018	0.75%			844	179.11			151,167	0.55%	-5.48%
2017	0.75%			886	189.49			167,892	0.56%	23.92%
2016	0.75%			841	152.91			128,599	0.80%	12.76%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.75%			760	262.28			199,335	0.74%	12.49%
2019	0.75%			1,103	233.16			257,175	0.75%	25.10%
2018	0.75%			1,141	186.37			212,650	0.59%	-6.58%
2017	0.75%			1,227	199.50			244,790	0.47%	17.48%
2016	0.75%			1,699	169.82			288,519	0.71%	9.29%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.65%	to	0.75%	26,543	1,018.29	to	503.24	16,816,624	1.32%	18.13%	to	18.01%
2019	0.65%	to	0.75%	29,822	862.03	to	426.44	16,115,883	1.70%	36.72%	to	36.59%
2018	0.65%	to	0.75%	33,462	630.49	to	312.21	13,311,118	0.78%	-1.92%	to	-2.01%
2017	0.65%	to	0.75%	38,078	642.80	to	318.63	15,548,337	0.48%	26.49%	to	26.36%
2016	0.65%	to	0.75%	43,471	508.19	to	252.15	13,890,683	0.74%	2.96%	to	2.86%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.75%			9,952	184.13			1,832,447	1.47%	-6.09%
2019	0.75%			11,151	196.08			2,186,433	1.70%	29.73%
2018	0.75%			12,584	151.15			1,902,023	1.91%	-4.64%
2017	0.75%			13,832	158.51			2,192,474	1.90%	5.70%
2016	0.75%			17,341	149.95			2,600,369	2.03%	6.55%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.75%			585	117.17			68,543	1.63%	2.06%
2019	0.75%			600	114.80			68,879	1.38%	3.31%
2018	0.75%			1,234	111.12			137,123	2.85%	0.06%
2017	0.75%			979	111.05			108,719	1.58%	0.82%
2016	0.75%			1,067	110.15			117,525	1.45%	1.73%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.65%	to	0.75%	31	276.22	to	174.48	5,816	1.36%	4.50%	to	4.39%
2019	0.65%	to	0.75%	536	264.33	to	167.14	90,461	2.01%	11.76%	to	11.65%
2018	0.65%	to	0.75%	680	236.52	to	149.70	102,517	1.91%	-16.24%	to	-16.32%
2017	0.65%	to	0.75%	685	282.37	to	178.91	123,689	2.05%	21.92%	to	21.80%
2016	0.65%	to	0.75%	702	231.60	to	146.88	104,043	2.37%	0.46%	to	0.36%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2020	0.65%	to	0.75%	8,854	295.72	to	160.35	1,736,611	0.26%	-0.41%	to	-0.51%
2019	0.65%	to	0.75%	14,444	296.93	to	161.17	2,667,693	1.65%	1.12%	to	1.02%
2018	0.65%	to	0.75%	18,342	293.64	to	159.54	3,287,463	1.40%	0.73%	to	0.63%
2017	0.65%	to	0.75%	31,376	291.52	to	158.55	5,352,918	0.42%	-0.23%	to	-0.33%
2016	0.65%	to	0.75%	17,671	292.19	to	159.07	3,779,268	0.01%	-0.64%	to	-0.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2020	0.65%	to	0.75%	5,834	908.73	to	444.18	2,730,703	0.02%	21.92%	to	21.80%
2019	0.65%	to	0.75%	5,196	745.33	to	364.68	2,019,339	0.08%	24.88%	to	24.75%
2018	0.65%	to	0.75%	5,573	596.86	to	292.32	1,736,319	0.02%	-13.21%	to	-13.30%
2017	0.65%	to	0.75%	5,842	687.73	to	337.17	2,112,760	0.00%	12.77%	to	12.66%
2016	0.65%	to	0.75%	6,047	609.86	to	299.29	1,943,364	0.33%	22.00%	to	21.87%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.65%	to	0.75%	492	1,074.72	to	527.95	283,261	0.00%	39.98%	to	39.84%
2019	0.65%	to	0.75%	557	767.79	to	377.55	227,075	0.00%	34.83%	to	34.70%
2018	0.65%	to	0.75%	616	569.44	to	280.29	182,771	0.00%	-8.54%	to	-8.63%
2017	0.65%	to	0.75%	735	622.60	to	306.77	239,374	0.00%	24.12%	to	23.99%
2016	0.65%	to	0.75%	934	501.62	to	247.41	242,518	0.00%	7.60%	to	7.50%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2020	0.65%	to	0.75%	3,043	750.81	to	366.99	1,290,985	0.07%	4.47%	to	4.37%
2019	0.65%	to	0.75%	3,353	718.67	to	351.63	1,348,224	1.06%	18.23%	to	18.12%
2018	0.65%	to	0.75%	3,571	607.84	to	297.70	1,220,642	0.70%	-17.49%	to	-17.57%
2017	0.65%	to	0.75%	3,869	736.69	to	361.17	1,594,158	0.51%	8.36%	to	8.25%
2016	0.65%	to	0.75%	4,169	679.85	to	333.64	1,585,859	0.62%	25.21%	to	25.09%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2020	0.65%	to	0.75%	1,031	1,390.40	to	857.07	1,195,430	1.11%	9.60%	to	9.49%
2019	0.65%	to	0.75%	1,142	1,268.57	to	782.76	1,226,691	1.09%	28.50%	to	28.38%
2018	0.65%	to	0.75%	1,390	987.18	to	609.74	1,167,987	1.09%	-0.65%	to	-0.75%
2017	0.65%	to	0.75%	1,595	993.66	to	614.36	1,317,864	1.01%	19.76%	to	19.64%
2016	0.65%	to	0.75%	1,727	829.71	to	513.50	1,195,431	1.41%	10.68%	to	10.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.65%			9	1,462.48			13,162	0.00%	39.07%
2019	0.65%			9	1,051.59			9,464	0.00%	31.89%
2018	0.65%			10	797.33			7,973	0.00%	-7.01%
2017	0.65%			19	857.48			16,292	0.00%	24.48%
2016	0.65%			21	688.86			14,466	0.00%	3.72%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.65%	to	0.75%	526	416.64	to	207.25	113,828	0.00%	38.80%	to	38.67%
2019	0.65%	to	0.75%	534	300.16	to	149.46	85,083	0.00%	31.62%	to	31.49%
2018	0.65%	to	0.75%	503	228.05	to	113.66	58,087	0.00%	-7.17%	to	-7.26%
2017	0.65%	to	0.75%	709	245.65	to	122.56	88,004	0.00%	23.76%	to	23.63%
2016	0.65%	to	0.75%	712	198.49	to	99.13	71,476	0.00%	3.49%	to	3.39%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.65%	to	0.75%	1,364	959.30	to	471.25	1,148,419	0.61%	18.79%	to	18.67%
2019	0.65%	to	0.75%	1,484	807.57	to	397.11	1,057,242	0.61%	25.07%	to	24.94%
2018	0.65%	to	0.75%	438	645.70	to	317.83	152,325	0.45%	-6.34%	to	-6.43%
2017	0.65%	to	0.75%	630	689.41	to	339.69	228,342	0.47%	17.66%	to	17.55%
2016	0.65%	to	0.75%	799	585.91	to	288.98	247,227	0.66%	9.15%	to	9.04%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.65%	to	0.75%	1,554	371.93	to	184.75	340,449	2.30%	2.79%	to	2.68%
2019	0.65%	to	0.75%	1,644	361.84	to	179.92	369,830	1.93%	3.01%	to	2.91%
2018	0.65%	to	0.75%	1,605	351.25	to	174.83	358,048	1.60%	0.36%	to	0.26%
2017	0.65%	to	0.75%	2,086	349.98	to	174.37	471,741	1.37%	0.24%	to	0.14%
2016	0.65%	to	0.75%	3,783	349.15	to	174.13	1,041,843	1.09%	0.57%	to	0.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.75%			10	142.77			1,428	7.62%	9.94%
2019	0.75%			53	129.86			6,882	1.96%	6.22%
2018	0.75%			49	122.25			5,990	5.13%	-4.70%
2017	0.75%			72	128.28			9,236	1.30%	10.02%
2016	0.75%			189	116.60			22,037	1.21%	2.24%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.75%			5,083	127.26			646,856	1.22%	2.22%
2019	0.75%			7,573	124.50			942,803	2.60%	3.25%
2018	0.75%			12,120	120.58			1,461,429	1.68%	-0.42%
2017	0.75%			8,678	121.09			1,050,800	1.33%	0.60%
2016	0.75%			8,992	120.37			1,082,378	1.45%	0.65%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.65%	to	0.75%	731	280.16	to	139.57	106,102	1.67%	5.12%	to	5.01%
2019	0.65%	to	0.75%	728	266.52	to	132.91	100,630	1.86%	29.56%	to	29.43%
2018	0.75%			683	102.69			70,134	0.72%	-9.18%
2017	0.75%			811	113.06			91,691	0.00%	13.06%		****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.65%	to	0.75%	746	502.10	to	250.02	220,795	0.04%	37.81%	to	37.67%
2019	0.65%	to	0.75%	1,157	364.34	to	181.60	235,149	0.13%	35.86%	to	35.72%
2018	0.65%	to	0.75%	1,253	268.18	to	133.81	186,471	0.00%	1.71%	to	1.61%
2017	0.65%	to	0.75%	642	263.66	to	131.68	103,019	0.10%	30.06%	to	29.93%
2016	0.65%	to	0.75%	625	202.73	to	101.35	77,639	0.00%	1.36%	to	1.35	%****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.65%	to	0.75%	143	536.90	to	263.75	43,169	1.66%	11.37%	to	11.26%
2019	0.65%	to	0.75%	173	482.09	to	237.06	53,017	1.24%	24.34%	to	24.22%
2018	0.65%	to	0.75%	176	387.71	to	190.84	42,847	1.72%	-19.64%	to	-19.72%
2017	0.65%	to	0.75%	568	482.47	to	237.72	241,492	2.47%	25.76%	to	25.64%
2016	0.65%	to	0.75%	775	383.64	to	189.22	269,911	0.82%	-3.08%	to	-3.18%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.75%			956	601.23			574,772	0.00%	28.30%
2019	0.75%			1,580	468.60			740,387	0.00%	27.67%
2018	0.75%			2,370	367.04			869,892	0.00%	0.10%
2017	0.75%			2,559	366.68			938,327	0.00%	26.36%
2016	0.75%			3,302	290.19			958,204	0.00%	-11.38%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.65%	to	0.75%	1,645	543.98	to	271.78	552,967	6.86%	8.22%	to	8.11%
2019	0.65%	to	0.75%	2,028	502.67	to	251.40	614,617	0.54%	11.89%	to	11.77%
2018	0.65%	to	0.75%	2,449	449.27	to	224.92	648,860	8.36%	-6.75%	to	-6.84%
2017	0.65%	to	0.75%	2,095	481.79	to	241.44	631,029	2.24%	11.52%	to	11.41%
2016	0.65%	to	0.75%	2,540	432.02	to	216.71	663,917	0.00%	5.73%	to	5.63%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.65%	to	0.75%	2,928	968.68	to	472.54	1,826,639	2.02%	16.49%	to	16.37%
2019	0.65%	to	0.75%	3,169	831.55	to	406.05	1,663,769	0.49%	29.75%	to	29.62%
2018	0.65%	to	0.75%	3,515	640.89	to	313.26	1,440,540	0.31%	-23.98%	to	-24.06%
2017	0.65%	to	0.75%	3,742	843.11	to	412.52	2,066,357	0.45%	50.06%	to	49.91%
2016	0.65%	to	0.75%	4,688	561.85	to	275.18	1,753,017	0.47%	-0.54%	to	-0.64%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.65%	to	0.75%	1,084	728.82	to	326.95	444,833	0.70%	18.34%	to	18.22%
2019	0.65%	to	0.75%	2,980	615.87	to	276.55	923,487	0.00%	11.14%	to	11.03%
2018	0.65%	to	0.75%	3,065	554.12	to	249.07	869,263	0.00%	-28.74%	to	-28.82%
2017	0.65%	to	0.75%	2,968	777.65	to	349.90	1,194,561	0.00%	-2.33%	to	-2.43%
2016	0.65%	to	0.75%	3,164	796.23	to	358.62	1,316,280	0.39%	42.78%	to	42.64%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2020	0.95%			1,237	417.45			516,386	2.75%	2.27%
2019	0.95%			1,179	408.18			481,240	2.51%	23.25%
2018	0.95%			1,324	331.17			438,472	2.38%	-6.86%
2017	0.95%			1,394	355.56			495,651	2.47%	17.13%
2016	0.95%			1,441	303.55			437,419	2.62%	13.98%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2020	0.95%			679	179.83			122,104	2.26%	6.56%
2019	0.95%			581	168.75			98,045	2.55%	7.65%
2018	0.95%			569	156.76			89,199	2.37%	-1.08%
2017	0.95%			620	158.47			98,254	2.40%	2.51%
2016	0.95%			651	154.60			100,645	2.21%	1.50%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2020	0.95%			1,053	269.29			283,565	5.57%	4.67%
2019	0.95%			1,020	257.27			262,415	5.83%	14.58%
2018	0.95%			976	224.53			219,142	4.91%	-3.66%
2017	0.95%			1,036	233.05			241,439	4.80%	6.00%
2016	0.95%			987	219.87			217,008	5.21%	10.30%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2020	0.95%	1,771	589.88	1,044,677	1.51%	16.96%
2019	0.95%	1,872	504.36	944,170	1.48%	29.64%
2018	0.95%	1,987	389.06	773,071	1.22%	-10.19%
2017	0.95%	2,009	433.22	870,333	1.21%	17.96%
2016	0.95%	2,153	367.27	790,723	1.35%	10.07%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.65%	273	812.55	221,827	0.00%	61.60%
2019	0.65%	367	502.83	184,537	0.00%	38.12%
2018	0.65%	277	364.05	100,842	0.00%	-7.67%
2017	0.65%	304	394.28	119,863	0.00%	28.30%
2016	0.65%	462	307.33	141,985	0.00%	6.95%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.65%	118	858.24	101,272	0.44%	20.22%
2019	0.65%	123	713.88	87,808	0.29%	30.61%
2018	0.65%	137	546.56	74,879	0.19%	-7.75%
2017	0.65%	135	592.48	79,985	0.67%	19.66%
2016	0.65%	137	495.14	67,834	2.12%	11.50%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.75%	178	611.31	108,813	0.00%	56.61%
2019	0.75%	280	390.35	109,298	0.00%	23.90%
2018	0.75%	300	315.06	94,518	0.00%	0.55%
2017	0.75%	335	313.34	104,970	0.00%	24.92%
2016	0.75%	480	250.83	120,401	0.00%	6.94%
*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.